MARKETOCRACY FUNDS

                          The Medical Specialists Fund





                                   Prospectus



                                October 28, 2002



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                Table of Contents

The Medical Specialists Fund -- Risk/Return Summary............................1

Investment Styles..............................................................4

Management of the Fund.........................................................5

How to Purchase Shares.........................................................6

How to Redeem Shares...........................................................7

Exchanging Shares..............................................................9

Shareholder Services...........................................................9

Dividends and Distributions....................................................9

Taxes.........................................................................10

Calculation of Share Price....................................................10

Financial Highlights..........................................................11


Please note that at a meeting held October 7, 2002, the Board of Trustees approved a resolution to reorganize the Medical Specialists Fund into the Masters 100SM Fund pending approval of the shareholders of the Medical Specialists Fund at a Special Shareholder Meeting to be held in January 2003.


The Medical Specialists Fund -- Risk/Return Summary
--------------------------------------------------------------------------------
Investment Objective
The Medical Specialists Fund seeks long-term growth of capital.

Principal Strategies
To achieve its goal of long-term growth of capital, the Fund invests at least 80% of its assets in securities of companies in the medical/healthcare industry. The Fund considers the medical/healthcare industry to consist of companies primarily engaged in the design, manufacture or sale of products or services used for or in connection with medicine or healthcare. Such companies include those providing cardiovascular medical devices, minimally invasive surgical tools, pharmaceuticals, generic drugs and managed care providers. The Fund's portfolio manager considers a company to be primarily engaged in the medical or healthcare industry if over 50% of the company's actual or anticipated (1) products or services, or (2) assets, revenues or profits, are related to that industry. At any point in time, however, the Fund may invest more than 25% of its assets in any one segment of the medical/healthcare industry.

The Fund's portfolio manager favors companies with a strong earnings growth outlook and potential for capital appreciation. The Fund's portfolio manager uses fundamental analysis to select securities by valuing a company and purchasing its securities if the portfolio manager believes the company's value exceeds its market price. The Fund values a company by focusing on the company's fundamental worth. Please see "Investment Styles" for further information about the fundamental analysis methods.


Principal Risks
There are risks involved with any investment that could cause you to lose money. The principal risks associated with an investment in the Fund include:

Risks of Investing in the Medical Industry: The Fund will be subject to greater risk because of its concentration of investments in the medical/healthcare industry generally and within specific segments thereof. Some of the special risks include substantial investments in technological research and development that may or may not be successful, potentially rapid obsolescence of products or technology, dependence upon governmental policies regarding reimbursement of healthcare costs, above-average dependence upon proprietary rights such as patents, and above-average governmental regulation, including approval of products and services. Companies in some segments of the medical/healthcare industry may be subject to short product cycles and aggressive pricing which may increase their volatility. The value of investments in the medical/healthcare industry can and often does fluctuate dramatically and may expose you to greater than average financial and market risk. Additionally, companies in this industry are dependent upon consumer and business acceptance as new technologies evolve. Concentrating investments in a single issuer or a group of issuers makes the value of the Fund's shares more susceptible to adverse developments affecting a single issuer or industry than a more diversified fund.

Stock Market Risks: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund, the Fund's investment adviser or its portfolio manager.

Stock Selection Risks: The strategies used by the Fund's portfolio manager in selecting stocks for the Fund's portfolio may not always be successful. The investments selected may decline in value or not increase in value when the stock market in general is rising.

Non-Diversification Risks: As a non-diversified fund, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

Small and Medium Companies Risks: Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Performance Summary
The following bar chart and table show performance information for the Fund. The Fund's performance includes that of the Firsthand Medical Specialists Fund, a former series of Firsthand Funds, that was reorganized into the Fund on March 15, 2000. The Firsthand Medical Specialist Fund was managed by the same investment adviser and portfolio manager as the Fund. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund's performance (including performance while it was a series of the Firsthand Funds) from year to year (on a calendar year basis). The table shows how the Fund's average annual returns compare with those of broad-based securities market indices. Of course, past performance, before and after taxes, is no guarantee of future results.


                          THE MEDICAL SPECIALISTS FUND
                        Return for the Year ended 12/31

[GRAPH]
1998:   -4.55%
1999:   52.13%
2000:   -0.74%
2001:   -6.34%

The year-to-date return ended September 30, 2002 was -47.62%

-------------------- ----------- ------------
Best Quarter:        Q4 1998        31.97%
-------------------- ----------- ------------
Worst Quarter:       Q2 2002       -30.36%
-------------------- ----------- ------------

------------------------------------------------ --------- ---------------------
Average Annual Total Returns (ended 12/31/2001)
                                                  One Year     Since Inception*
------------------------------------------------ --------- ---------------------
The Medical Specialists Fund
------------------------------------------------
     Return before taxes                           -6.34%            8.00%
------------------------------------------------
     Return after taxes on distributions           -6.34%            7.61%
------------------------------------------------
     Return after taxes on distribution and        -3.86%            6.41%
     sale of fund shares
------------------------------------------------
Standard & Poor's 500 Index (1)                   -11.85%            5.61%
------------------------------------------------
Russell 3000 Healthcare Index(2)                  -11.83%           10.63%

------------------------------------------------ --------- ---------------------

* The Fund commenced the public offering of its shares on December 10, 1997 as The Firsthand Medical Specialists Fund, a series of Firsthand Funds. The Fund was reorganized into the Trust effective March 15, 2000.

(1) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

(2) The Russell 3000 Healthcare Index is comprised of 255 healthcare stocks in the Russell 3000 (large and small-cap) Index.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
-------------------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases                     None
Maximum sales charge (load) imposed on reinvested dividends          None
Maximum deferred sales charge (load)                                 None
Exchange fee                                                         None(1)
Redemption fee                                                       None(2)
Maximum account fee                                                  None(3)
-------------------------------------------------------------------- ----------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------- ----------
Management Fees                                                      1.50%
Distribution (12b-1) Fees                                            None
Other Expenses(4)                                                    0.45%
Total Annual Fund Operating Expenses(5)                              1.95%
-------------------------------------------------------------------- ----------

(1) The Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Trust. The Transfer Agent does not charge a transaction fee for written exchange requests.
(2) The Fund's Transfer Agent charges a wire redemption fee of $15 and IRA accounts are charged a $15 redemption fee.
(3)  IRA Accounts are assessed a $12.50 annual fee.
(4) The Fund's administrator receives an annual compensation of 0.45% of average daily net assets for Fund administration duties. From this compensation, the Fund's administrator pays all expenses of the Fund.
(5) Under the Investment Advisory and Management Agreement dated November 24, 1999, the Fund's investment adviser has contractually agreed that the Fund's total annual operating expenses will be 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. The Board of Trustees is expected to re-approve this Investment Advisory and Management Agreement for another year ending November 2003 and the arrangement will continue thereafter as long as the Fund's Board of Trustees annually renews the Investment Advisory and Management Agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year                  3 Year               5 Year             10 Year
------                  -------              ------             -------
$ 198                    $ 612               $1,052              $2,275



Investment Styles
--------------------------------------------------------------------------------

The Fund may use one or more of the strategies and techniques described below in making portfolio decisions for the Fund. Each technique involves certain special risks.

Growth, Value or Blend Styles of Investing. Equity mutual funds generally emphasize either "growth" or "value" styles of investing or a "blend" of each as further described in the side box to the right. Overall, the Fund invests primarily in growth companies. Although certain of the Fund's investments may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.

--------------------------------------------------------------------------------
Styles of Investing for Equity Funds

Growth funds generally invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price.

Value funds generally invest in companies that appear under-priced according to certain financial measurements of their intrinsic worth or business prospects. Value funds generally appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.

Blend funds seek to offer the best features of both growth and value styles.
--------------------------------------------------------------------------------

Fundamental and Technical Analyses. The stock market analysis used in determining whether a particular security or group of securities are undervalued or overvalued relative to their current market prices generally falls into two major schools: fundamental analysis and technical analysis.

(1) Fundamental analysis relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements.

(2) Technical analysis is not concerned with the financial position of a company, but instead relies on stock market price and volume movements through the use of charts and computer programs to identify and project trends in a market or security.

The Fund's portfolio manager principally uses fundamental research and analysis for the Fund, but in some instances, the Fund may use technical research and analysis as well.

Selecting and Selling Securities for the Fund. When applying fundamental analysis, the Fund's portfolio manager generally values a company by focusing on the company's "fundamental worth." A company's fundamental worth is the value of the basic businesses of the company, including products, technologies, customer relationships and other sustainable competitive advantages. The Fund's portfolio manager usually considers the company's assets and earning power, price-earnings ratios compared with sales and balance sheet strength, and whether or not the company has a strong competitive position in market share, brand identification, technological exclusivity, product and service. The Fund's portfolio manager also may review traditional financial data such as return on assets and equity, gross and net margins, inventory turns, book value, and debt-equity ratios. The Fund's portfolio manager may, from time-to-time, employ dividend and cash flow discounting models to determine the company's intrinsic value, and then compares to the company's current share price.

As part of its research, the Fund's portfolio manager may rely upon specific sources of information including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, Form 10-Ks, and quarterly statements, as well as direct interviews with company management.

When selling securities from the Fund's portfolio, the Fund's portfolio manager usually considers whether (1) the performance of the security has achieved the Fund's investment objective, (2) the Fund's portfolio manager's outlook has changed about the security (e.g. anticipated changes in the company's market place or product line do not result); and (3) the security is no longer attractive because it no longer meets the Fund's criteria for purchase or because of circumstances impacting the security's value (e.g., unexpected regulatory delays). The Fund's portfolio manager also may consider anticipated or actual market shifts or threats to capital.

Temporary Defensive Strategies. At times, the Fund's investment adviser or its portfolio manager may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund's investment adviser or portfolio manager may temporarily use alternative strategies primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities the Fund's investment adviser or portfolio manager believes to be consistent with the Fund's best interests. Such action may help the Fund minimize or avoid losses during adverse market, economic or political conditions. If such a temporary "defensive" strategy is implemented, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Non-Diversification. Under the Investment Company Act of 1940, all mutual funds must elect to be "diversified" or "non-diversified." As a non-diversified mutual fund, the Fund may invest half of its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of the Fund's total assets at the time of purchase. As a result, the Fund has the ability to take larger positions in a smaller number of securities than diversified mutual funds. These limitations do not apply to U.S. Government securities.

Portfolio Turnover Risks. A change in the securities held by the Fund is known as "portfolio turnover." The length of time the Fund has held a particular security is not generally a consideration in investment decisions. However, the investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. In addition, the Fund's investment adviser or its portfolio manager also may engage in active trading of its portfolio securities to achieve its investment goals. The Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in securities prices. These practices could result in the Fund experiencing a high turnover rate (100% or more) and could negatively affect the Fund's performance. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates.


Management of the Fund
--------------------------------------------------------------------------------
Investment Adviser

Ingenuity Capital Management LLC. The Trust retains Ingenuity Capital Management LLC ("ICM") to manage the investments of the Fund. ICM is located at 26888 Almaden Court, Los Altos, California, 94022. ICM was the investment adviser of the Fund while it was still The Firsthand Medical Specialists Fund. The Fund commenced the public offering of its shares on December 10, 1997 as "The Firsthand Medical Specialists Fund," a series of The Firsthand Funds, a Delaware business trust. On March 5, 2000, shareholders of The Firsthand Medical
Specialists Fund approved reorganizing the Fund into The Ingenuity Medical Specialists Fund, now called The Marketocracy Medical Specialists Fund, a series of the Trust. The reorganization was effective on March 15, 2000. ICM has no other assets under management besides the Fund.

The Board of Trustees recently approved a plan to reorganize the Fund into the Marketocracy Masters 100SM Fund, another series of the Trust. The reorganization will take place on or about January 30, 2003 pending approval of the Fund's shareholders. For more information about the Marketocracy Masters 100SM Fund, please call 1-888-884-8482.

Portfolio Manager

Kendrick W. Kam is the portfolio manager of the Fund since its inception as a series of Firsthand Funds. Mr. Kam is the Chairman and founder of Marketocracy Capital Management LLC ("MCM") which he formed in June 2000 and the President of Ingenuity Capital Management LLC ("ICM") since its formation in 1999. From 1994 until 1999, Mr. Kam served as a portfolio manager for several of the Firsthand Funds, which were technology- and medical-related mutual funds, and was President and co-founder of Firsthand Capital Management, Inc. (formerly Interactive Research Advisers, Inc.), the investment adviser to Firsthand Funds. Prior to 1994, Mr. Kam was co-founder and Vice President of Marketing and Finance for Novoste Puerto Rico, Inc., a medical device company headquartered in Aguadilla, Puerto Rico. Mr. Kam holds a Bachelor of Science Degree in Finance from Santa Clara University and a Masters of Business Administration in Marketing from Stanford University.

Fees

The Fund's investment adviser receives an investment advisory and management fee from the Fund at the annual rate of 1.50% of the average daily net assets of the Fund. The Fund's Investment Advisory and Management Agreement also requires the Fund's investment adviser to waive its management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

Fund Administration, Transfer Agent, and Custody Services

As fund administrator and not as investment adviser, the adviser provides services to the Fund. U.S. Bancorp Fund Services, LLC provides transfer agent services to the Fund and is located in Milwaukee, Wisconsin. U.S. Bank, N.A., serves as custodian for the Fund.

Distributor

Rafferty Capital Markets, Inc. serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund.

How to Purchase Shares
--------------------------------------------------------------------------------
Opening an Account - $2,000 Minimum

You may open an account directly through the Fund's Transfer Agent or through a brokerage firm or financial institution that has agreed to sell the Fund's shares. An account application is included with this prospectus. Your initial investment in the Fund ordinarily must be at least $2,000.

In compliance with the U.S.A. Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Feel free to contact the Transfer Agent at 1-888-884-8482 if you need additional assistance when completing your application.

Additional Investments - $50 Minimum
You may purchase and add shares to your account through the Fund's Transfer Agent or through a brokerage firm or financial institution that has agreed to sell the Fund's shares. The minimum additional investment is $50. Each additional purchase request must contain the account name and number to permit proper crediting. Please note that a service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

Purchasing Shares Through Your Broker
Any order placed with a brokerage firm is treated as if it were placed directly with the Trust. Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. In addition, your brokerage firm may charge you a fee for handling your order. Your brokerage firm is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Trust's prospectus. Purchase orders given to such agents must be received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any business day to be confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of agents to transmit properly completed orders promptly. Agents may charge a fee (separately negotiated with their customer) for effecting purchase orders.

Purchasing Shares by Mail
You may also open an account and make an initial investment in the Fund by sending a check and a completed account application form to the addresses below. Checks should be made payable to "Marketocracy Funds." Third party checks will not be accepted.

By Regular Mail                            By Overnight Mail
Marketocracy Funds                         Marketocracy Funds
U.S. Bancorp Fund Services, LLC            U.S. Bancorp Fund Services, LLC
P.O. Box 701                               615 East Michigan Street
Milwaukee, Wisconsin  53201-0701           Milwaukee, Wisconsin  53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Purchasing Shares by Wire
Provided the Trust has received a completed account application form, you may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide toll-free 1-888-884-8482) for instructions. You should be prepared to give the Fund name, the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank that will wire the money. Your investment will be made at the next determined net asset value after your wire is received together with the account information indicated above. If the Transfer Agent does not timely receive and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you must mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days prior notice to shareholders. You may use the following wire instructions:

                  U.S. Bank, N.A.
                  Milwaukee, WI  53202
                  ABA #:  042000013
                  Credit:  U.S. Bancorp Fund Services, LLC
                  Account #:  112-952-137
                  Further Credit:   Marketocracy Funds, name of Fund
                                    (name/title on the account & account #)

Automatic Investment Plan
By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon 30 days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account, which would reduce your return from an investment in the Fund. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

When Purchase Orders are Received
Shares of the Fund are sold on a continuous basis at the net asset value next determined after the Trust or an agent has received your purchase order. Purchase orders received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any business day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day.

The Transfer Agent (or your broker) mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the right to limit the amount of investments and to refuse to sell to any person. If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

How to Redeem Shares
--------------------------------------------------------------------------------
You may redeem shares of the Fund on any day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of your redemption request in the form described below. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire. If you would like your proceeds to go somewhere other than your home address or bank address of record, you may send a letter of instruction signed by all owners of the account. The letter will need to have all signatures guaranteed by an eligible guarantor institution.

Redeeming By Telephone
You may redeem shares having a value of less than $50,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (nationwide toll-free 1-888-884-8482). The redemption proceeds will normally be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to all new accounts (except for IRAs). If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Transfer Agent and instruct them to remove this privilege from your account.

You may change the bank or brokerage account which you have designated at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous 30 days.

Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redeeming By Mail
You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed. Written redemption requests may also direct that the proceeds be deposited directly in a domestic bank or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are normally mailed within three business days following receipt of instructions in proper form.

Redeeming Through Broker-Dealers
You may also redeem shares of the Fund by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may charge you a fee for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to promptly transmit wire redemption orders.

Additional Redemption Information
If your instructions request a redemption by wire, the proceeds will be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application and you will be charged a $15 processing fee by the Fund's Transfer Agent. The Trust reserves the right, upon 30 days written notice, to change the processing fee. All charges will be deducted from your account by redeeming shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution by way of an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

The Trust reserves the right to require you to close your account, other than an IRA account, if at any time the value of your shares is less than $2,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given 60 days to increase the value of your account to the minimum amount.

The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Exchanging Shares
--------------------------------------------------------------------------------
The Trust has two additional series available--The Technology Plus Fund and The Masters 100SM Fund. You may exchange shares between one Fund and another. Exercising the exchange privilege is really two transactions: a sale of shares in one Fund and the purchase of shares in another. The same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequence as ordinary sales and purchases and you could realize short or long-term capital gains or losses. Generally, exchanges may only be made between identically registered accounts unless you send written instructions with a signature guarantee. The Transfer Agent charges a $5.00 fee for each exchange transaction executed via the telephone. For more information regarding the Trust's other series, please call 1-888-884-8482 to request the prospectuses for those funds.

Shareholder Services
--------------------------------------------------------------------------------
Contact the Transfer Agent (nationwide toll-free 1-888-884-8482) for additional information about the shareholder services described below.

Retirement Plans
You may purchase shares of the Fund for your individual retirement plans. Please call the Transfer Agent at the above number for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Shareholder Reports and Confirmations
As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. Account and tax statements will be mailed to you on an annual basis. You will also receive confirmations of your purchases and redemptions of Fund shares.

Dividends and Distributions
--------------------------------------------------------------------------------
The Fund expects to distribute substantially all of its net investment income and net realized gains, if any, at least annually. Unless you provide a written request to receive payments in cash, your dividends and distributions will automatically be reinvested in additional shares of the Fund. You may indicate on your application whether or not you wish to have your dividends distributed in cash payments. All distributions will be based on the net asset value in effect on the payable date.

If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value. All future distributions will automatically be reinvested in shares of the Fund. No interest will accrue on amounts represented by uncashed distribution checks.

Taxes
--------------------------------------------------------------------------------
The Fund intends to continue to qualify and to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment company taxable income, net tax-exempt income and net capital gains in dividends to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax or excise tax on that part of its investment company taxable income and net realized short-term and long-term capital gains which it distributes to its shareholders in accordance with the Internal Revenue Code's timing requirements.

Dividends and distributions paid to shareholders (whether received in cash or reinvested in additional shares) are generally subject to federal income tax and may be subject to state and local income tax. Dividends from net investment income and distributions from any excess of net realized short-term capital gains over net realized capital losses are taxable to shareholders (other than tax-exempt entities that have not borrowed to purchase or carry their shares of the Fund) as ordinary income.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions of shares of the Fund are taxable events on which you may realize a gain or loss.

The Trust will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Calculation of Share Price
--------------------------------------------------------------------------------
The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business and may also be determined on any other day when there is a purchases or redemption of the shares of the Fund. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed.

Portfolio securities are valued as follows:

(1) securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price,

(2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued,

(3) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and

(4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

NOTE: If the Fund has portfolio securities that are primarily listed on foreign exchanges and trade on weekends or other days when the Fund does not price their shares, please note that the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table below shows the Fund's financial performance information. Certain information reflects financial results for single shares of the Fund. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

The Medical Specialists Fund(1)


----------------------------------------- -------- -------- ---------- --------- -------- -----------
                                           Year     Year    Six Months   Year     Year     Period
                                           Ended    Ended      Ended     Ended    Ended     Ended
                                          6/30/02  6/30/01  6/30/00(D)  12/31/99 12/31/98 12/31/97(A)
----------------------------------------- -------- -------- ---------- --------- -------- -----------
Net asset value at beginning of period    $12.73   $16.82   $14.17      $9.66    $10.12    $10.00
                                          -------- -------- ---------- --------- -------- -----------
Income from investment operations:
    Net investment income (loss)           (0.24)   (0.30)   (0.10)     (0.06)    (0.10)     0.01
    Net realized and unrealized gains
    (losses) on investments                (4.69)   (3.60)    2.75       5.05     (0.36)     0.11
                                          -------- -------- ---------- --------- -------- -----------
Total from investment operations           (4.93)   (3.90)    2.65       4.99     (0.46)     0.12
                                          -------- -------- ---------- --------- -------- -----------

Less distributions:
    Distributions from net realized gains   --      (0.19)     --       (0.48)      --        --
                                          -------- -------- ---------- --------- -------- -----------

Total distributions                         --      (0.19)     --       (0.48)      --        --
                                          -------- -------- ---------- --------- -------- -----------

Net asset value at end of period           $7.80   $12.73   $16.82     $14.17     $9.66    $10.12
                                          -------- -------- ---------- --------- -------- -----------

Total return                              (38.73%) (23.31%)  18.70%(B)  52.13%    (4.55%)    1.20%(B)
                                          -------- -------- ---------- --------- -------- -----------

Net assets at end of period (millions)     $12.2    $25.0    $46.9      $16.6      $4.5      $2.4

Ratio of expenses to average net assets     1.95%    1.95%    1.95%(C)   1.77%     1.95%     1.81%(C)
Ratio of net investment income (loss) to
    average net assets                     (1.88%)  (1.78%)  (1.32%)(C) (0.91%)   (1.33%)    1.75%(C)

Portfolio turnover rate                       17%      27%      19%        71%      160%       0%
----------------------------------------- -------- -------- ---------- --------- -------- -----------

(1) The Medical Specialist Fund is a former series of Firsthand Funds that was managed by the same investment adviser and portfolio manager and was reorganized into the Trust on March 15, 2000.
(A) Represents the period from the commencement of operations (December 10, 1997) through December 31, 1997.
(B)  Not Annualized.
(C)  Annualized.
(D) Effective March 15, 2000, the Fund's fiscal year end was changed to June 30 from December 31.


Marketocracy Funds
26888 Almaden Court
Los Altos, CA  94022

Underwriter                                Investment Advisers
Rafferty Capital Markets, Inc.             Ingenuity Capital Management LLC
59 Hilton Avenue, Suite 101                26888 Almaden Court
Garden City, NY  11530                     Los Altos, CA  94022

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202


Additional information about the Fund is included in the Statement of Additional Information ("SAI") dated October 28, 2002, which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during the last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make shareholder inquiries about the Fund, please call:

                                 1-888-884-8482

or visit the Marketocracy Funds Internet site, http://funds.marketocracy.com. You also may review and obtain copies of the Fund's information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund also are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of information may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

                                                    Investment Act No. 811-09445






                               MARKETOCRACY FUNDS

                            The Technology Plus Fund



                                   Prospectus



                                October 28, 2002




The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.





                                Table of Contents

The Technology Plus Fund -- Risk/Return Summary................................3

Investment Styles..............................................................7

Management of the Fund.........................................................8

How to Purchase Shares.........................................................9

How to Redeem Shares..........................................................10

Exchanging Shares.............................................................12

Shareholder Services..........................................................12

Dividends and Distributions...................................................12

Taxes.........................................................................12

Calculation of Share Price....................................................13

Financial Highlights..........................................................14



The Technology Plus Fund -- Risk/Return Summary
--------------------------------------------------------------------------------
Investment Objective
The Technology Plus Fund seeks capital appreciation.

Principal Strategies

To achieve its goal of capital appreciation under normal market conditions, the Fund invests at least 80% of its total assets in common stocks of technology-related companies of any size, primarily in the United States. Technologies to which such companies may relate include, but are not limited to, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, office and factory automation, networking, robotics, data storage and security, and video. The Fund's portfolio manager considers a company to be related to technology if over 50% of the company's actual or anticipated (1) products or services, or (2) assets, revenues or profits, are related to technology. As an added "plus," the Fund sells securities short (and may from time to time engage in hedging, option trading and investing in futures and other derivatives) seeking to reduce market risks and improve long-term returns.



The Fund uses a growth style of investing favoring companies with a strong earnings growth outlook. The Fund's portfolio manager uses fundamental research and analysis methods to identify companies that the portfolio manager believes have superior growth potential and considers factors such as sales, earnings, earnings growth, profit margins, debt, cash flow, insider transactions, and assessments of the companies' products and technologies. The Fund's portfolio manager uses the same techniques to identify companies that it believes are significantly over-valued and whose securities the Fund can sell short.


In short selling, the Fund's portfolio manager uses the same fundamental techniques to identify technology-related companies that it believes are over-valued and whose securities the Fund can sell short. The Fund also invests in investment grade fixed income and other money market instruments having an average maturity of three years or less, to collateralize or "cover" its short positions. In addition to short selling, the Fund may engage in hedging, option trading, leveraging (including, but not limited to, margin trading) and investing in derivatives from time to time. Please see "Investment Styles" for further information about growth stocks and the fundamental research and analysis method.

Principal Risks
There are risks involved with any investment that could cause you to lose money. The principal risks associated with an investment in the Fund include:

Risks of Technology-Related Investments: The Fund will be subject to greater than average risks because of its concentration in technology-related companies generally and with respect to certain types of technology. Some of the special risks include substantial investments in technological research and development that may or may not be successful, potentially rapid obsolescence of products or technology, and above-average dependence upon proprietary rights such as patents. Technology-related companies also are often subject to dependence upon governmental policies and governmental regulation, including approval of products and services. Technology-related companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Technology-related companies also are dependent upon consumer and business acceptance as new technologies and products evolve. The value of investments in technology-related companies can and often does fluctuate dramatically due to technology-specific changes or developments in the regulatory or competitive environments and may expose you to greater than average financial and market risk.

Stock Market Risks: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund, the Fund's investment adviser or its portfolio managers.

Stock Selection Risks: The strategies used by the Fund's portfolio manager in selecting stocks for the Fund's portfolio may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising.

Non-Diversification Risks: As a non-diversified fund, the Fund has added risks because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

Small and Medium Companies Risks: Small and medium-size companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Short Selling Risks: When the Fund's portfolio manager anticipates that the price of a security will decline, the portfolio manager may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The Fund may enter into short sales on securities with a value of up to 40% of the Fund's total assets. Use of short sales by the Fund may have the effect of providing the Fund with investment leverage.

Futures and Options Risks: The Fund may lose money on futures and options transactions because, among other things, the futures and options may be illiquid or their prices may not correlate perfectly with the securities or indices underlying them or with the prices of any investments which they are intended to hedge, or because the Fund's portfolio manager forecasts market or price movements incorrectly. The Fund also incurs transaction costs when it opens or closes futures or option positions.

Leveraging Risks: Borrowing money to invest in additional securities ("leverage") increases the Fund's market exposure and risk and may result in losses. The interest that the Fund must pay on borrowed money will reduce its net gains or increase any losses.

Performance Summary
The following bar chart and table show performance information for the Fund. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund's performance from year to year (on a calendar year basis). The table shows how the Fund's average annual returns compare with those of broad-based securities market indices. Of course, past performance, before and after taxes, is no guarantee of future results.

[GRAPH]

2001    -4.04%

                              TECHNOLOGY PLUS FUND
                        RETURN FOR THE YEAR ENDED 12/31



        The year-to-date return ended September 30, 2002 was -23.15%

               -------------------- ----------- ------------
                 Best Quarter:        Q4 2001        27.78%
               -------------------- ----------- ------------
                 Worst Quarter:       Q3 2001       -28.68%
               -------------------- ----------- ------------
------------------------------------------------ ------------ ----------------
Average Annual Total Returns (ended 12/31/2001)
                                                   One Year   Since Inception*
------------------------------------------------ ------------ ----------------
Technology Plus Fund

     Return before taxes                            -4.04%         -4.02%

     Return after taxes on distributions            -4.57%         -4.55%

     Return after taxes on distribution and         -3.49%         -3.47%
     sale of fund shares

Standard & Poor's 500 Index (1)                    -11.85%        -11.85%

Dow Jones Industrial Average (2)                    -5.42%         -5.42%

------------------------------------------------ ------------ ----------------


* The Fund commenced the public offering of its shares on December 29, 2000.

(1) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

(2) The Dow Jones Industrial Average is comprised of a price-weighted average based on the price movement of 30 blue chip stocks.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
 ------------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on purchases             None

 Maximum sales charge (load) imposed on reinvested dividends  None

 Maximum deferred sales charge (load)                         None

 Exchange fee                                                 None(1)

 Redemption fee                                               None(2)

 Maximum account fee                                          None(3)
 ------------------------------------------------------------ ----------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
------------------------------------------------------------ ----------
Management Fees                                               1.50%

Distribution (12b-1) Fees                                     None

Other Expenses(4)                                             0.45%

Total Annual Fund Operating Expenses(5)                       1.95%

------------------------------------------------------------ ----------

(1) The Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Trust. The Transfer Agent does not charge a transaction fee for written exchange requests.

(2) The Fund's Transfer Agent charges a wire redemption fee of $15 and IRA accounts are charged a $15 redemption fee.

(3)  IRA Accounts are assessed a $12.50 annual fee.

(4) The percentage in "Other Expenses" is based on estimated amounts for the current fiscal year. The Fund's administrator receives an annual compensation of 0.45% of average daily net assets for Fund administration duties. From this compensation, the administrator pays all expenses of the Fund.

(5) Under the Investment Advisory and Management Agreement dated November 10, 2000, the Fund's investment adviser has contractually agreed that the Fund's total annual operating expenses will be 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion; provided, however, that such agreement does not extend to the Fund's expenses, estimated to be 0.25% of such assets, due to holding or carrying a Fund's securities, including without limitation expenses of dividends on stock borrowed to cover a short sale or interest, fees or other charges incurred in connection with any leverage and related borrowings. The Board of Trustees expects to re-approve this Investment Advisory and Management Agreement for another year ending November 2003 and this arrangement will continue thereafter as long as the Fund's Board of Trustees annually renews the Investment Advisory and Management Agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year                  3 Year               5 Year             10 Year
------                  -------              ------             -------
$ 198                    $ 612               $1,052              $2,275


Investment Styles
--------------------------------------------------------------------------------

The Fund may use one or more of the strategies and techniques described below in making portfolio decisions for the Fund. Each technique involves certain special risks.

Growth, Value or Blend Styles of Investing. Equity mutual funds generally emphasize either "growth" or "value" styles of investing or a "blend" of each as further described in the side box to the right. Overall, the Fund invests primarily in growth companies. Although certain of the Fund's investments may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.

Fundamental and Technical Analyses. The stock market analysis used in determining whether a particular security or group of securities are undervalued or overvalued relative to their current market prices generally falls into two major schools: fundamental analysis and technical analysis.

(1) Fundamental analysis relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements.

(2) Technical analysis is not concerned with the financial position of a company, but instead relies on stock market price and volume movements through the use of charts and computer programs to identify and project trends in a market or security.

--------------------------------------------------------------------------------
Styles of Investing for Equity Funds

Growth funds generally invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price.

Value funds generally invest in companies that appear under-priced according to certain financial measurements of their intrinsic worth or business prospects. Value funds generally appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.

Blend funds seek to offer the best features of both growth and value styles.
--------------------------------------------------------------------------------

The Fund's portfolio manager principally uses fundamental research and analysis for the Fund, but in some instances, the Fund may use technical research and analysis as well.

Selecting and Selling Securities for the Fund. When applying fundamental analysis, the Fund's portfolio manager generally values a company by focusing on the company's "fundamental worth." A company's fundamental worth is the value of the basic businesses of the company, including products, technologies, customer relationships and other sustainable competitive advantages. The Fund's portfolio manager usually considers the company's assets and earning power, price-earnings ratios compared with sales and balance sheet strength, and whether or not the company has a strong competitive position in market share, brand identification, technological exclusivity, product and service. The Fund's portfolio manager also may review traditional financial data such as return on assets and equity, gross and net margins, inventory turns, book value, and debt-equity ratios. The Fund's portfolio manager may, from time-to-time, employ dividend and cash flow discounting models to determine the company's intrinsic value, and then compares to the company's current share price.

As part of its research, the Fund's portfolio manager may rely upon specific sources of information including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, Form 10-Ks, and quarterly statements, as well as direct interviews with company management.

When selling securities from a Fund's portfolio, the Fund's portfolio manager usually considers whether (1) the performance of the security has achieved the Fund's investment objective, (2) the Fund's portfolio manager's outlook has changed about the security (e.g. anticipated changes in the company's market place or product line do not result); and (3) the security is no longer attractive because it no longer meets the Fund's criteria for purchase or because of circumstances impacting the security's value (e.g., unexpected regulatory delays). The Fund's portfolio manager also may consider anticipated or actual market shifts or threats to capital.

Temporary Defensive Strategies. At times, the Fund's investment adviser or its portfolio manager may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund's investment adviser or portfolio manager may temporarily use alternative strategies primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities the Fund's investment adviser or portfolio manager believes to be consistent with the Fund's best interests. Such action may help the Fund minimize or avoid losses during adverse market, economic or political conditions. If such a temporary "defensive" strategy is implemented, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Non-Diversification. Under the Investment Company Act of 1940, all mutual funds must elect to be "diversified" or "non-diversified." As a non-diversified mutual fund, the Fund may invest half of its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of the Fund's total assets at the time of purchase. As a result, the Fund has the ability to take larger positions in a smaller number of securities than diversified mutual funds. These limitations do not apply to U.S. Government securities.

Portfolio Turnover Risks. A change in the securities held by the Fund is known as "portfolio turnover." The length of time the Fund has held a particular security is not generally a consideration in investment decisions. However, the investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. In addition, the Fund's investment adviser or its portfolio manager also may engage in active trading of its portfolio securities to achieve its investment goals. The Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in securities prices. These practices could result in the Fund experiencing a high turnover rate (100% or more) and could negatively affect the Fund's performance. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates.


Management of the Fund
--------------------------------------------------------------------------------
Investment Adviser

Marketocracy Capital Management LLC. The Trust retains Marketocracy Capital Management LLC ("MCM"), to manage the investments of the Fund. MCM is located at 26888 Almaden Court, Los Altos, California, 94022. MCM also manages another series of the Trust. MCM uses Skye Investment Advisors LLC ("SIA") as a sub-adviser to the Fund.

Portfolio Manager

Paul L. McEntire, is the portfolio manager for the Fund and has served as portfolio manager of the Fund ever since its inception. Mr. McEntire has been Chairman and Managing Member of SIA since 1996. From 1999 to 2001, Mr. McEntire served as portfolio manager for the Bearguard Fund, a mutual fund whose principal investment strategy was short selling common stocks. From 1989 to 1996, Mr. McEntire served as Chairman and chief executive officer of Skye Investments, Inc., the predecessor of SIA. From 1994 to 1997, Mr. McEntire served as a broker with Brookstreet Securities Corporation in Irvine, California. From 1993 to 1994, Mr. McEntire served as a broker with PaineWebber, Inc. in Menlo Park, California. Mr. McEntire graduated Phi Beta Kappa from Stanford University in 1965 with a Bachelor of Science degree in Mathematics and received a Master of Science in Mathematics from the State University of New York at Buffalo in 1972 and received a PhD in Engineering-Economic Systems from Stanford University in 1982.

Fees

The Fund's investment adviser, MCM, receives an investment advisory and management fee from the Fund at the annual rate of 1.50% of the average daily net assets of the Fund. The Fund's Investment Advisory and Management Agreement also requires the Fund's investment adviser to waive its management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. MCM compensates SIA for its services as sub-adviser to the Fund directly from the management fee MCM receives.

Fund Administration, Transfer Agent, and Custody Services

As fund administrator and not as investment adviser, MCM provides services to the Fund. U.S. Bancorp Fund Services, LLC provides transfer agent services to the Fund and is located in Milwaukee, Wisconsin. U.S. Bank, N.A., serves as custodian for the Fund.

Distributor

Rafferty Capital Markets, Inc. serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund.

How to Purchase Shares
--------------------------------------------------------------------------------

Opening an Account - $2,000 Minimum
You may open an account directly through the Fund's Transfer Agent or through a brokerage firm or financial institution that has agreed to sell the Fund's shares. An account application is included with this prospectus. Your initial investment in the Fund ordinarily must be at least $2,000.

In compliance with the U.S.A. Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Feel free to contact the Transfer Agent at 1-888-884-8482 if you need additional assistance when completing your application.

Additional Investments - $50 Minimum
You may purchase and add shares to your account through the Funds' Transfer Agent or through a brokerage firm or financial institution that has agreed to sell the Funds' shares. The minimum additional investment is $50. Each additional purchase request must contain the account name and number to permit proper crediting. Please note that a service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

Purchasing Shares Through Your Broker
Any order placed with a brokerage firm is treated as if it were placed directly with the Trust. Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. In addition, your brokerage firm may charge you a fee for handling your order. Your brokerage firm is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Trust's prospectus. Purchase orders given to such agents must be received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any business day to be confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of agents to transmit properly completed orders promptly. Agents may charge a fee (separately negotiated with their customer) for effecting purchase orders.

Purchasing Shares by Mail
You may also open an account and make an initial investment in the Funds by sending a check and a completed account application form to the addresses below. Checks should be made payable to "Marketocracy Funds." Third party checks will not be accepted.

By Regular Mail                            By Overnight Mail
Marketocracy Funds                         Marketocracy Funds
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                               615 Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202-5201


NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Purchasing Shares by Wire
Provided the Trust has received a completed account application form, you may also purchase shares of the Funds by bank wire. Please telephone the Transfer Agent (Nationwide toll-free 1-888-884-8482) for instructions. You should be prepared to give the Fund name, the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank that will wire the money. Your investment will be made at the next determined net asset value after your wire is received together with the account information indicated above. If the Transfer Agent does not timely receive and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you must mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days prior notice to shareholders. You may use the following wire instructions:

         U.S. Bank, National Association
         425 Walnut Street
         Cincinnati, OH, 45202
         ABA #042000013
         Credit:  U.S. Bancorp Fund Services, LLC
                  A/C #112-952-137
                  Further Credit:   Marketocracy Funds, name of Fund
                                    (name/title on the account & account #)

Automatic Investment Plan
By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon 30 days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account, which would reduce your return from an investment in the Fund. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

When Purchase Orders are Received
Shares of the Funds are sold on a continuous basis at the net asset value next determined after the Trust or an agent has received your purchase order. Purchase orders received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any business day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day.

The Transfer Agent (or your broker) mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the right to limit the amount of investments and to refuse to sell to any person. If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

How to Redeem Shares
--------------------------------------------------------------------------------

You may redeem shares of the Fund on any day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of your redemption request in the form described below. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire. If you would like your proceeds to go somewhere other than your home address or bank address of record, you may send a letter of instruction signed by all owners of the account. The letter will need to have all signatures guaranteed by an eligible guarantor institution.

Redeeming By Telephone
You may redeem shares having a value of less than $50,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (nationwide toll-free 1-888-884-8482). The redemption proceeds will normally be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to all new accounts (except for IRAs). If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Transfer Agent and instruct them to remove this privilege from your account.

You may change the bank or brokerage account which you have designated at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous 30 days.

Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redeeming By Mail
You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed. Written redemption requests may also direct that the proceeds be deposited directly in a domestic bank or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are normally mailed within three business days following receipt of instructions in proper form.

Redeeming Through Broker-Dealers
You may also redeem shares of the Fund by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may charge you a fee for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to promptly transmit wire redemption orders.

Additional Redemption Information
If your instructions request a redemption by wire, the proceeds will be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application and you will be charged a $15 processing fee by the Fund's Transfer Agent. The Trust reserves the right, upon 30 days written notice, to change the processing fee. All charges will be deducted from your account by redeeming shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution by way of an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

The Trust reserves the right to require you to close your account, other than an IRA account, if at any time the value of your shares is less than $2,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given 60 days to increase the value of your account to the minimum amount.

The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Exchanging Shares
--------------------------------------------------------------------------------

The Trust has two additional series available--The Medical Specialists Fund and The Masters 100SM Fund. You may exchange shares between one Fund and another. Exercising the exchange privilege is really two transactions: a sale of shares in one Fund and the purchase of shares in another. The same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequence as ordinary sales and purchases and you could realize short or long-term capital gains or losses. Generally, exchanges may only be made between identically registered accounts unless you send written instructions with a signature guarantee. The Transfer Agent charges a $5.00 fee for each exchange transaction executed via the telephone. For more information regarding the Trust's other series, please call 1-888-884-8482 to request the prospectuses for those funds.

Shareholder Services
--------------------------------------------------------------------------------

Contact the Transfer Agent (nationwide toll-free 1-888-884-8482) for additional information about the shareholder services described below.

Retirement Plans
You may purchase shares of the Fund for your individual retirement plans. Please call the Transfer Agent at the above number for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Shareholder Reports and Confirmations
As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. Account and tax statements will be mailed to you on an annual basis. You will also receive confirmations of your purchases and redemptions of Fund shares.

Dividends and Distributions
--------------------------------------------------------------------------------

The Fund expects to distribute substantially all of its net investment income and net realized gains, if any, at least annually. Unless you provide a written request to receive payments in cash, your dividends and distributions will automatically be reinvested in additional shares of the Fund. You may indicate on your application whether or not you wish to have your dividends distributed in cash payments. All distributions will be based on the net asset value in effect on the payable date.

If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value. All future distributions will automatically be reinvested in shares of the Fund. No interest will accrue on amounts represented by uncashed distribution checks.

Taxes
--------------------------------------------------------------------------------

The Fund intends to continue to qualify and to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment company taxable income, net tax-exempt income and net capital gains in dividends to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Funds will not be subject to federal income tax or excise tax on that part of its investment company taxable income and net realized short-term and long-term capital gains which it distributes to its shareholders in accordance with the Internal Revenue Code's timing requirements.

Dividends and distributions paid to shareholders (whether received in cash or reinvested in additional shares) are generally subject to federal income tax and may be subject to state and local income tax. Dividends from net investment income and distributions from any excess of net realized short-term capital gains over net realized capital losses are taxable to shareholders (other than tax-exempt entities that have not borrowed to purchase or carry their shares of the Fund) as ordinary income.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions of shares of the Fund are taxable events on which you may realize a gain or loss.

The Trust will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Calculation of Share Price
--------------------------------------------------------------------------------

The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business and may also be determined on any other day when there is a purchases or redemption of the shares of the Fund. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the particular Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed.

Portfolio securities are valued as follows:

(1) securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price,

(2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued,

(3) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and

(4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

NOTE: If the Fund has portfolio securities that are primarily listed on foreign exchanges and trade on weekends or other days when the Fund does not price their shares, please note that the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table below shows the Fund's financial performance information. Certain information reflects financial results for single shares of the Fund. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

The Technology Plus Fund

----------------------------------------------- ------------ ------------
                                                   Year        Period
                                                   Ended       Ended
                                                  6/30/02    6/30/01(A)
----------------------------------------------- ------------ ------------

Net asset value at beginning of period             10.53       $10.00
                                                ------------ ------------

Income from investment operations:
    Net investment income (loss)                  (0.09)       (0.04)
    Net realized and unrealized gains
    (losses) on investments                       (1.51)        0.57
                                                ------------ ------------
Total from investment operations                  (1.60)        0.53
                                                ------------ ------------
Less distributions:
    Distributions from net realized gains         (0.14)         --
                                                ------------ ------------
Total distributions                               (0.14)         --
                                                ------------ ------------

Net asset value at end of period                   $8.79       $10.53
                                                ------------ ------------

Total return                                     (15.32)%     5.30%(B)
                                                ------------ ------------

Net assets at end of period (millions)             $1.2         $0.4
                                                ------------ ------------

Ratio of expenses to average net assets            1.95%      1.95%(C)

Ratio of net investment income (loss) to
    average net assets                            (1.77)%    (0.77)%(C)

Portfolio turnover rate                             77%          25%(B)
----------------------------------------------- ------------ ------------

(A) Represents the period from the commencement of operations (December 29, 2000) through June 30, 2001.

(B)  Not Annualized.

(C)  Annualized.



Marketocracy Funds
26888 Almaden Court
Los Altos, CA  94022

Underwriter                                Investment Adviser
Rafferty Capital Markets, Inc.             Marketocracy Capital Management LLC
59 Hilton Avenue, Suite 101                26888 Almaden Court
Garden City, NY  11530                     Los Altos, CA  94022

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202



Additional information about the Fund is included in the Statement of Additional Information ("SAI") dated October 28, 2002, which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during the last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make shareholder inquiries about the Fund, please call:

                                 1-888-884-8482

or visit the Marketocracy Funds Internet site, http://funds.marketocracy.com. You also may review and obtain copies of the Fund's information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund also are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of information may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

                                                    Investment Act No. 811-09445








                               MARKETOCRACY FUNDS


                             The Masters 100SM Fund



                                   Prospectus



                                October 28, 2002





The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.





                                Table of Contents

The Masters 100SM Fund -- Risk/Return Summary..................................1

Investment Styles..............................................................4

Management of the Fund.........................................................5

How to Purchase Shares.........................................................6

How to Redeem Shares...........................................................7

Exchanging Shares..............................................................9

Shareholder Services...........................................................9

Dividends and Distributions....................................................9

Taxes..........................................................................9

Calculation of Share Price....................................................10

Financial Highlights..........................................................11



The Masters 100SM Fund -- Risk/Return Summary
--------------------------------------------------------------------------------
Investment Objective

The Masters 100SM Fund seeks capital appreciation.

Principal Strategies

To achieve its goal of capital appreciation, this diversified Fund primarily invests in common stocks of U.S. and foreign companies of any size. The Fund is not constrained by any particular investment style. At any given time, the Fund may tend to buy "growth" stocks, "value" stocks or both. In buying and selling securities for the Fund, the Fund's investment adviser generally relies on fundamental analysis of the issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. To identify potential candidates for fundamental analysis, the Fund's investment adviser may use information regarding the hypothetical investments and performances of certain "model" portfolios maintained on the internet website Marketocracy.com(R), the so-called "m100" (see below). The Fund's investment adviser also generally uses the customary information sources such as the issuer's annual and other periodic reports, prospectuses, financial newspapers and magazines, corporate rating services, company press releases, inspection of corporate activities, etc. The Fund's investment adviser may consider factors such as growth potential, earning estimates and management. Please see "Investment Styles" for further information about growth and value stocks and the fundamental analysis method.


On Marketocracy.com(R). over 52,000 Marketocracy.com members have created and managed over 63,000 model portfolios. Each such model portfolio is a sophisticated computer simulation of an equity mutual fund portfolio managed by a member, i.e., it is a hypothetical portfolio. Members of Marketocracy.com use these model portfolios to show how they might perform in managing actual (rather than hypothetical) equity mutual funds.

A financial publisher affiliate of the Fund's investment adviser created and operates Marketocracy.com seeking to identify members who have achieved superior, verifiable and sustained (simulated) performance track records. From this group of superior investors, the publisher affiliate seeks to identify potential portfolio manager candidates that the Fund's investment adviser could hire to help manage current or future Marketocracy Funds portfolios.

The website also generates various financial and investment information, data and statistics about the model portfolios that the publisher affiliate may collect and publish for its subscribers, including the Fund's investment adviser. The publisher affiliate's "m100" subscription service generally covers the 100 model portfolios having the best investment performances for one or more specified preceding time period(s), such as the previous calendar quarter, one-year, etc. The model portfolios included in a m100 likely will vary over time periods, i.e., the model portfolios making up the m100 for a year's first calendar quarter may not be the same as the those making up the m100 for that year' s second calendar quarter. Similarly, the model portfolios included in an m100 for a given month may not be the same for those included in an m100 for the following month.


The publisher affiliate believes that the website provides powerful incentives for the most talented (or "master") members to achieve superior investment performances. Master members achieve the sense of pride and public recognition resulting from being among the very best investors in the world. In addition, master members may have opportunities to become professional portfolio managers of Marketocracy Funds portfolios. Also, master members have the opportunity to receive additional rewards, including cash, in website performance-related programs. Under one such program that commenced October 9, 2002, the master members whose m100 model funds' portfolios and trade data research information are included in the m100 subscription service of the Fund's investment adviser may receive aggregate compensation equal to the m100 annual subscription fee the publisher affiliate receives from the Fund's investment adviser, which fee is thirty basis points (0.30%) of the Fund's average annual net assets.

Principal Risks
There are risks involved with any investment that could cause you to lose money. The principal risks associated with an investment in the Fund include:

Stock Market Risks: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Fund, the Fund's investment adviser or its portfolio manager.

Stock Selection Risks: The strategies used by the Fund's investment adviser in selecting Fund's portfolio may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising.

Small and Medium Companies Risks: The Fund may invest in small and medium-size companies, which often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Foreign Investment Risks: Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

Internet Reliance Risks: Operation of Marketocracy.com's website depends on the continued availability of the Internet, both short- and long-term. Significant failures of the Internet could lead to interruptions or delays in the Members' abilities to manage their model portfolios, or the Fund's investment adviser to manage the Fund's portfolio.


Performance Summary
As a recently organized series of the Trust, the Fund has less than a full calendar year of operating history. Accordingly, no performance for the Fund has been included in this prospectus.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
      ------------------------------------------------------------ ----------
      Maximum sales charge (load) imposed on purchases             None

      Maximum sales charge (load) imposed on reinvested dividends  None

      Maximum deferred sales charge (load)                         None

      Exchange fee                                                 None(1)

      Redemption fee                                               None(2)

      Maximum account fee                                          None(3)
      ------------------------------------------------------------ ----------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
      ------------------------------------------------------------ ----------
      Management Fees                                              1.50%

      Distribution (12b-1) Fees                                    None

      Other Expenses(4)                                            0.45%

      Total Annual Fund Operating Expenses(5)                      1.95%
      ------------------------------------------------------------ ----------

(1) The Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Trust. The Transfer Agent does not charge a transaction fee for written exchange requests.

(2) The Fund's Transfer Agent charges a wire redemption fee of $15 and IRA accounts are charged a $15 redemption fee.

(3)  IRA Accounts are assessed a $12.50 annual fee.

(4) The percentage in "Other Expenses" is based on estimated amounts for the current fiscal year. The Fund's administrator receives an annual compensation of 0.45% of average daily net assets for Fund administration duties. From this compensation, the Fund's administrator pays all expenses of the Fund.

(5) Under the Investment Advisory and Management Agreement dated November 10, 2000, the Fund's investment adviser has contractually agreed that the Fund's total annual operating expenses will be 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. The Board of Trustees expects to re-approve this Investment Management Agreement for another year ending November 2003 and will continue thereafter as long as the Fund's Board of Trustees annually renews the Investment Advisory and Management Agreement.


Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

     1 Year                 3 Year               5 Year             10 Year
     ------                 -------              ------             -------
     $ 198                   $ 612               $1,052              $2,275


Investment Styles
--------------------------------------------------------------------------------

The Fund may use one or more of the strategies and techniques described below in making portfolio decisions for the Fund. Each technique involves certain special risks.

Growth, Value or Blend Styles of Investing. Equity mutual funds generally emphasize either "growth" or "value" styles of investing or a "blend" of each as further described in the side box to the right. Overall, the Fund invests primarily in growth companies; however, the Fund is not constrained by any particular investment style. Although certain of the Fund's investments may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.

--------------------------------------------------------------------------------
Styles of Investing for Equity Funds

Growth funds generally invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price.

Value funds generally invest in companies that appear under-priced according to certain financial measurements of their intrinsic worth or business prospects. Value funds generally appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.

Blend funds seek to offer the best features of both growth and value styles.
--------------------------------------------------------------------------------

Fundamental and Technical Analyses. The stock market analysis used in determining whether a particular security or group of securities are undervalued or overvalued relative to their current market prices generally falls into two major schools: fundamental analysis and technical analysis.

(1) Fundamental analysis relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements.

(2) Technical analysis is not concerned with the financial position of a company, but instead relies on stock market price and volume movements through the use of charts and computer programs to identify and project trends in a market or security.

The Fund's portfolio manager principally uses fundamental research and analysis for the Fund, but in some instances, the Fund may use technical research and analysis as well.

Selecting and Selling Securities for the Fund. When applying fundamental analysis, the Fund's portfolio manager generally values a company by focusing on the company's "fundamental worth." A company's fundamental worth is the value of the basic businesses of the company, including products, technologies, customer relationships and other sustainable competitive advantages. The Fund's portfolio manager usually considers the company's assets and earning power, price-earnings ratios compared with sales and balance sheet strength, and whether or not the company has a strong competitive position in market share, brand identification, technological exclusivity, product and service. The Fund's portfolio manager also may review traditional financial data such as return on assets and equity, gross and net margins, inventory turns, book value, and debt-equity ratios. The Fund's portfolio manager may, from time-to-time, employ dividend and cash flow discounting models to determine the company's intrinsic value, and then compares to the company's current share price.

As part of its research, the Fund's portfolio manager may rely upon specific sources of information including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, Form 10-Ks, and quarterly statements, as well as direct interviews with company management. In addition, the Fund may use information regarding the Marketocracy.com's model portfolios, focusing on the m100.

When selling securities from the Fund's portfolio, the Fund's portfolio manager usually considers whether (1) the performance of the security has achieved the Fund's investment objective, (2) the Fund's portfolio manager's outlook has changed about the security (e.g. anticipated changes in the company's market place or product line do not result); and (3) the security is no longer attractive because it no longer meets the Fund's criteria for purchase or because of circumstances impacting the security's value (e.g., unexpected regulatory delays). However, the portfolio manager for the Fund generally tends to purchase and sell that Fund's securities seeking to achieve the chosen weightings of the portfolios and investments of the m100's model portfolios. The Fund's portfolio manager also may consider anticipated or actual market shifts or threats to capital.

Temporary Defensive Strategies. At times, the Fund's investment adviser or its portfolio manager may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund's investment adviser or portfolio manager may temporarily use alternative strategies primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities the Fund's investment adviser or portfolio manager believes to be consistent with the Fund's best interests. Such action may help the Fund minimize or avoid losses during adverse market, economic or political conditions. If such a temporary "defensive" strategy is implemented, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover Risks. A change in the securities held by the Fund is known as "portfolio turnover." The length of time the Fund has held a particular security is not generally a consideration in investment decisions. However, the investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. In addition, the Fund's investment adviser or its portfolio manager also may engage in active trading of its portfolio securities to achieve its investment goals. The Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in securities prices. These practices could result in the Fund experiencing a high turnover rate (100% or more) and could negatively affect the Fund's performance. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates. High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance. The Fund anticipates that its portfolio turnover rate may surpass 200% this year.


Management of the Fund
--------------------------------------------------------------------------------
Investment Adviser

Marketocracy Capital Management LLC. The Trust retains Marketocracy Capital Management LLC ("MCM"), to manage the investments of the Fund. MCM is located at 26888 Almaden Court, Los Altos, California, 94022. MCM also manages another series of the Trust.

Portfolio Manager

Kendrick W. Kam is the portfolio manager of the Fund. Mr. Kam is the Chairman and founder of Marketocracy Capital Management LLC ("MCM") which he formed in June 2000. From 1994 until 1999, Mr. Kam served as a portfolio manager for several of the Firsthand Funds, which were technology- and medical-related mutual funds, and was President and co-founder of Firsthand Capital Management, Inc. (formerly Interactive Research Advisers, Inc.), the investment adviser to Firsthand Funds. Prior to 1994, Mr. Kam was co-founder and Vice President of Marketing and Finance for Novoste Puerto Rico, Inc., a medical device company headquartered in Aguadilla, Puerto Rico. Mr. Kam holds a Bachelor of Science Degree in Finance from Santa Clara University and a Masters of Business Administration in Marketing from Stanford University.

Fees

The Fund's investment adviser, MCM, receives an investment advisory and management fee from the Fund at the annual rate of 1.50% of the average daily net assets of the Fund. The Fund's Investment Advisory and Management Agreement also requires the Fund's investment adviser to waive its management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

Fund Administration, Transfer Agent, and Custody Services

As fund administrator and not as investment adviser, MCM provides services to the Fund. U.S. Bancorp Fund Services, LLC provides transfer agent services to each Fund and is located in Milwaukee, Wisconsin. U.S. Bank, N.A., serves as custodian for the Fund.

Distributor

Rafferty Capital Markets, Inc. serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund.

How to Purchase Shares
--------------------------------------------------------------------------------

Opening an Account - $2,000 Minimum
You may open an account directly through the Fund's Transfer Agent or through a brokerage firm or financial institution that has agreed to sell the Fund's shares. An account application is included with this prospectus. Your initial investment in the Fund ordinarily must be at least $2,000.

In compliance with the U.S.A. Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Feel free to contact the Transfer Agent at 1-888-884-8482 if you need additional assistance when completing your application.

Additional Investments - $50 Minimum
You may purchase and add shares to your account through the Fund's Transfer Agent or through a brokerage firm or financial institution that has agreed to sell the Fund's shares. The minimum additional investment is $50. Each additional purchase request must contain the account name and number to permit proper crediting. Please note that a service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

Purchasing Shares Through Your Broker
Any order placed with a brokerage firm is treated as if it were placed directly with the Trust. Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. In addition, your brokerage firm may charge you a fee for handling your order. Your brokerage firm is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Trust's prospectus. Purchase orders given to such agents must be received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any business day to be confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of agents to transmit properly completed orders promptly. Agents may charge a fee (separately negotiated with their customer) for effecting purchase orders.

Purchasing Shares by Mail
You may also open an account and make an initial investment in the Fund by sending a check and a completed account application form to the addresses below. Checks should be made payable to "Marketocracy Funds." Third party checks will not be accepted.

By Regular Mail                            By Overnight Mail
Marketocracy Funds                         Marketocracy Funds
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin  53201-0701           Milwaukee, Wisconsin  53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Purchasing Shares by Wire
Provided the Trust has received a completed account application form, you may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide toll-free 1-888-884-8482) for instructions. You should be prepared to give the Fund name, the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank that will wire the money. Your investment will be made at the next determined net asset value after your wire is received together with the account information indicated above. If the Transfer Agent does not timely receive and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you must mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days prior notice to shareholders. You may use the following wire instructions:

                  U.S. Bank, National Association
                  425 Walnut Street
                  Cincinnati, OH, 45202
                  ABA #042000013
                  Credit:  U.S. Bancorp Fund Services, LLC
                  A/C #112-952-137
                  Further Credit:   Marketocracy Funds, name of Fund
                                    (name/title on the account & account #)

Automatic Investment Plan
By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon 30 days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account, which would reduce your return from an investment in the Fund. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

When Purchase Orders are Received
Shares of the Fund are sold on a continuous basis at the net asset value next determined after the Trust or an agent has received your purchase order. Purchase orders received by the Transfer Agent prior to 4:00 p.m., Eastern time, on any business day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day.

The Transfer Agent (or your broker) mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the right to limit the amount of investments and to refuse to sell to any person. If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

How to Redeem Shares
--------------------------------------------------------------------------------

You may redeem shares of the Fund on any day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of your redemption request in the form described below. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire. If you would like your proceeds to go somewhere other than your home address or bank address of record, you may send a letter of instruction signed by all owners of the account. The letter will need to have all signatures guaranteed by an eligible guarantor institution.

Redeeming By Telephone
You may redeem shares having a value of less than $50,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (nationwide toll-free 1-888-884-8482). The redemption proceeds will normally be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to all new accounts (except for IRAs). If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Transfer Agent and instruct them to remove this privilege from your account.

You may change the bank or brokerage account which you have designated at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous 30 days.

Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redeeming By Mail
You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed. Written redemption requests may also direct that the proceeds be deposited directly in a domestic bank or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are normally mailed within three business days following receipt of instructions in proper form.

Redeeming Through Broker-Dealers
You may also redeem shares of the Fund by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may charge you a fee for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to promptly transmit wire redemption orders.

Additional Redemption Information
If your instructions request a redemption by wire, the proceeds will be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application and you will be charged a $15 processing fee by the Fund's Transfer Agent. The Trust reserves the right, upon 30 days written notice, to change the processing fee. All charges will be deducted from your account by redeeming shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution by way of an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

The Trust reserves the right to require you to close your account, other than an IRA account, if at any time the value of your shares is less than $2,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given 60 days to increase the value of your account to the minimum amount.

The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Exchanging Shares
--------------------------------------------------------------------------------

The Trust has two additional series available--The Medical Specialists Fund and The Technology Plus Fund. You may exchange shares between one Fund and another. Exercising the exchange privilege is really two transactions: a sale of shares in one Fund and the purchase of shares in another. The same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequence as ordinary sales and purchases and you could realize short or long-term capital gains or losses. Generally, exchanges may only be made between identically registered accounts unless you send written instructions with a signature guarantee. The Transfer Agent charges a $5.00 fee for each exchange transaction executed via the telephone. For more information regarding the Trust's other series, please call 1-888-884-8482 to request the prospectuses for those funds.

Shareholder Services
--------------------------------------------------------------------------------

Contact the Transfer Agent (nationwide toll-free 1-888-884-8482) for additional information about the shareholder services described below.

Retirement Plans
You may purchase shares of the Fund for your individual retirement plans. Please call the Transfer Agent at the above number for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Shareholder Reports and Confirmations
As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. Account and tax statements will be mailed to you on an annual basis. You will also receive confirmations of your purchases and redemptions of Fund shares.

Dividends and Distributions
--------------------------------------------------------------------------------

The Fund expects to distribute substantially all of its net investment income and net realized gains, if any, at least annually. Unless you provide a written request to receive payments in cash, your dividends and distributions will automatically be reinvested in additional shares of the Fund. You may indicate on your application whether or not you wish to have your dividends distributed in cash payments. All distributions will be based on the net asset value in effect on the payable date.

If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value. All future distributions will automatically be reinvested in shares of the Fund. No interest will accrue on amounts represented by uncashed distribution checks.

Taxes
--------------------------------------------------------------------------------

The Fund intends to continue to qualify and to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment company taxable income, net tax-exempt income and net capital gains in dividends to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax or excise tax on that part of its investment company taxable income and net realized short-term and long-term capital gains which it distributes to its shareholders in accordance with the Internal Revenue Code's timing requirements.

Dividends and distributions paid to shareholders (whether received in cash or reinvested in additional shares) are generally subject to federal income tax and may be subject to state and local income tax. Dividends from net investment income and distributions from any excess of net realized short-term capital gains over net realized capital losses are taxable to shareholders (other than tax-exempt entities that have not borrowed to purchase or carry their shares of the Fund) as ordinary income.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions of shares of the Fund are taxable events on which you may realize a gain or loss.

The Trust will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Calculation of Share Price
--------------------------------------------------------------------------------

The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business and may also be determined on any other day when there is a purchases or redemption of the shares of the Fund. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed.

Portfolio securities are valued as follows:

(1) securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price,

(2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued,

(3) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and

(4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

NOTE: If the Fund has portfolio securities that are primarily listed on foreign exchanges and trade on weekends or other days when the Fund does not price its shares, please note that the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table below shows the Fund's financial performance information. Certain information reflects financial results for single shares of the Fund. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Masters 100SM Fund
----------------------------------------------- ------------
                                                  Period
                                                   Ended
                                                6/30/02(A)
----------------------------------------------- ------------
Net asset value at beginning of period            $10.00
                                                ------------
Income from investment operations:

    Net investment income (loss)                  (0.02)

    Net realized and unrealized gains
    (losses) on investments                        0.65
                                                ------------
Total from investment operations                   0.63
                                                ------------
Less distributions:

    Dividends from net investment income            --
    Distributions from net realized gains           --
                                                ------------
Total distributions                                 --
                                                ------------

Net asset value at end of period                  $10.63
                                                ------------

Total return                                     6.30%(B)
                                                ------------

Net assets at end of period (millions)             $7.5
                                                ------------

Ratio of expenses to average net assets          1.95%(C)

Ratio of net investment income (loss) to
    average net assets                          (0.63%)(C)

Portfolio turnover rate                            141%(B)
----------------------------------------------- ------------


(A) Represents the period from commencement of operations (November 5, 2001) through June 30, 2002.

(B)  Not annualized.

(C)  Annualized.


Marketocracy Funds
26888 Almaden Court
Los Altos, CA 94022

Underwriter                                Investment Adviser
Rafferty Capital Markets, Inc.             Marketocracy Capital Management LLC
59 Hilton Avenue, Suite 101                26888 Almaden Court
Garden City, NY  11530                     Los Altos, CA 94022

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Additional information about the Fund is included in the Statement of Additional Information ("SAI") dated October 28, 2002, which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during the last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make shareholder inquiries about the Fund, please call:

                                 1-888-884-8482

or visit the Marketocracy Funds Internet site, http://funds.marketocracy.com. You also may review and obtain copies of the Fund's information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund also are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of information may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

                                                    Investment Act No. 811-09445






                               MARKETOCRACY FUNDS





                          THE MEDICAL SPECIALISTS FUND

                            THE TECHNOLOGY PLUS FUND

                             THE MASTERS 100SM FUND




                       STATEMENT OF ADDITIONAL INFORMATION


                                October 28, 2002



This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus of Marketocracy Funds dated October 28, 2002. A copy of the respective Fund's Prospectus can be obtained by calling the Trust toll-free at 1-888-884-8482, or by writing the Trust at 26888 Almaden Court, Los Altos, California, 94022 or by visiting the Marketocracy Funds' Internet site http://funds.marketocracy.com.

The audited financial statements for the Funds for the fiscal year ended June 30, 2002 are incorporated by reference to the Marketocracy Funds' June 30, 2002 Annual Report.



                                TABLE OF CONTENTS


THE TRUST......................................................................3
INVESTMENTS, POLICIES AND RISKS................................................3
INVESTMENT RESTRICTIONS.......................................................22
TRUSTEES AND OFFICERS.........................................................24
INVESTMENT ADVISORY AND OTHER SERVICES........................................29
THE UNDERWRITER...............................................................34
SECURITIES TRANSACTIONS.......................................................34
PORTFOLIO TURNOVER............................................................35
PURCHASE, REDEMPTION AND PRICING OF SHARES....................................36
TAXES.........................................................................37
HISTORICAL PERFORMANCE INFORMATION............................................40
CUSTODIAN.....................................................................43
LEGAL COUNSEL AND AUDITORS....................................................43
SERVICE PROVIDERS.............................................................43
FINANCIAL STATEMENTS..........................................................44
APPENDIX A....................................................................45



THE TRUST
--------------------------------------------------------------------------------


     Marketocracy Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on July 20, 1999. On June 2, 2000, the Trust changed its name from Ingenuity Capital Trust to Marketocracy Funds. The Trust currently offers three series of shares to investors, The Medical Specialists Fund, The Technology Plus Fund and The Masters 100SM Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time. At a meeting held October 7, 2002, the Board of Trustees approved a resolution to reorganize the Medical Specialists Fund into the Masters 100SM Fund pending approval of the shareholders of the Fund at a Special Shareholder Meeting to be held in January 2003.


     Shares of each Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

INVESTMENTS, POLICIES AND RISKS
--------------------------------------------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below:

     MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of the Funds) means the lesser of (1) two-thirds or more of the outstanding shares of the Trust (or that Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or that Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or that Fund).

     The following investments, policies and risks are common to all of the Funds (except as otherwise expressly noted):

     DEBT SECURITIES. Each of the Funds may invest in debt obligations of corporate issuers, the U.S. Government, states, municipalities or state or municipal government agencies that in the opinion of the Fund's portfolio manager offer long-term capital appreciation possibilities because of the timing of such investments. Each of the Funds intends that no more than 35% of its total assets will be comprised of such debt securities. However, please see also "Debt Securities" below regarding investments, policies and risks specific to The Technology Plus Fund.

     Investments in such debt obligations may result in long-term capital appreciation because the value of debt obligations varies inversely with prevailing interest rates. Thus, an investment in debt obligations that is sold at a time when prevailing interest rates are lower than they were at the time of investment will typically result in capital appreciation. However, the reverse is also true, so that if an investment in debt obligations is sold at a time when prevailing interest rates are higher than they were at the time of investment, a capital loss will typically be realized. Accordingly, if each of the Funds invests in the debt obligations described above, such investments will generally be made when that Fund's portfolio manager expects that prevailing interest rates will be falling, and will generally be sold when the Fund's portfolio manager expects interest rates to rise.

     Each Fund's investments in this area will consist solely of investment grade securities (rated BBB or higher by Standard & Poor's Ratings Group or Baa or higher by Moody's Investors Service, Inc., or unrated securities determined by the Fund's portfolio manager to be of comparable quality). While securities in these categories are generally accepted as being of investment grade, securities rated BBB or Baa have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Fund's portfolio manager's assessment of the most opportune time for sale.

     To the extent each Fund invests in bonds, it will be exposed to the risks of bond investing. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Also, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield. A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition. Because bond values fluctuate, the Fund's share price fluctuates.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's policy with respect to illiquid investments unless, in the judgment of the Fund's portfolio manager, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer's parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Issuers of commercial paper rated A (highest quality) by Standard & Poor's have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

     BANK DEBT INSTRUMENTS. Bank debt instruments in which each Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. No Fund will invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. No Fund will enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after a Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time a Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to a Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Fund's portfolio manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

     MONEY MARKET FUNDS. Subject to the limits prescribed by the 1940 Act, each Fund may invest a portion of its assets in money market investment companies. In the ordinary course of business, the Funds' cash balances are invested at the end of each day in a money market fund advised by an affiliate of the Funds' transfer agent. Investment in a money market investment company involves payment of such company's pro rata share of advisory and administrative fees charged by such company, in addition to those paid by a Fund.

     WARRANTS. Each Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of that Fund's net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

     SMALL AND MEDIUM-SIZED COMPANIES RISKS. Each of the Funds may, from time to time, invest a substantial portion of its assets in companies with small or medium-sized capitalization. Small or medium-sized capitalization companies often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, such companies may have been recently organized, and have little or no track record or success. Also, less publicly available information about the issuers of these securities or less market interest in such securities may be available than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. In many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small capitalization companies may be subject to wider price fluctuations than the fluctuations for larger capitalization companies. When making large sales of securities having small trading volumes, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.



     EXCHANGE TRADED FUNDS. An exchange traded fund ("ETF") generally is a closed-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. The portfolios of ETFs generally consist of common stocks that closely track the performance and dividend yield of specific securities indices, either broad market, sector or international. EFTs provide investors the opportunity to buy or sell throughout the day an entire portfolio of stocks in a single security. Although index mutual funds are similar, they are generally traded only once per day at market close.


     INITIAL PUBLIC OFFERINGS. Each Fund may purchase shares in initial public offerings (IPOs). Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of each Fund's portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs have added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

     FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, each Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts ("ADRs") and listed on domestic securities exchange or traded in the United States on over-the-counter markets.

     ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment strategies, ADRs are deemed to have the same classification as the underlying securities they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Although denominated in U.S. dollars, the market price of ADRs may be affected by currency fluctuations in the currency of the underlying security.

     ADR facilities may be established as either "unsponsored" or "sponsored." A sponsored depositary is required to provide shareholder information under its contractual arrangements with the issuer, including reliable financial statements. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Because each Fund may invest in foreign securities, an investment in the Funds involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

     NON-DIVERSIFICATION OF INVESTMENTS. Each Fund is operated as a "non-diversified" portfolio. As a non-diversified investment company, each Fund may be subject to greater risks than diversified companies because of the possible fluctuation in the values of securities of fewer issuers. However, at the close of each fiscal quarter at least 50% of the value of each Fund's total assets will be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than U.S. Government securities and securities of other regulated investment companies) of any one or more issuers which meet the following limitations: (a) no Fund will invest more than 5% of its total assets in the securities of any such issuer and
(b) the entire amount of the securities of such issuer owned by no Fund will represent more than 10% of the outstanding voting securities of such issuer. Additionally, not more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or U.S. Government obligations, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. Each Fund will limit the amount of its loans of its portfolio securities to no more than 30% of its total assets.

     Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by each Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. Each Fund receives amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. Each Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Fund's investment adviser or any affiliated person of the Trust or an affiliated person of the Fund's investment adviser or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. No Fund will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non negotiable fixed time deposits with maturates over seven days, over-the-counter options and certain restricted securities not determined by the Trustee to be liquid.

         OPTIONS.

     Put and Call Options. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period.

     Purchasing Put and Call Options. Each Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the security or stock index increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security or stock index decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

     Writing Covered Call Options. Each Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option is "covered" if a Fund either owns the underlying security (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire the underlying security through immediate conversion of securities, subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.


     Writing Covered Put Options. Each Fund may also seek to earn additional income through receipt of premiums by writing covered put options. Each Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if they are considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The operation of covered put options in other respects is substantially identical to that of call options. When a Fund writes a covered put option, it maintains in a segregated account with its custodian cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.


     Options Risks. Option transactions in which each Fund may engage involve following risks:

     The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. A Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although each Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If an option purchased by a Fund expires unexercised, the Fund will lose the premium it paid. In addition, a Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received.

     By writing options, each Fund forgoes the opportunity to profit from an increase in the market price of the underlying security or stock index above the exercise price except insofar as the premium represents such a profit.

     When a Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited. The writing of covered call options is a conservative investment technique, which the Fund's portfolio manager believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

     Each Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.


     The risks involved in writing covered put options include the risk that the writer of an option may be assigned an exercise at any time during the option period, that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. Also, there could be a decrease in the market value of the underlying security or stock index. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its then current market value.

     When writing covered put options, each Fund will be required to segregate cash and/or liquid securities to meet its obligations. When writing call options, each Fund will be required to own the underlying financial instrument (or comparable securities satisfying the cover requirements of the securities exchanges), or have the right to acquire the underlying financial instrument through immediate conversion of securities, or segregate with its Custodian cash and/or liquid securities to meet its obligations under written calls. By so doing, a Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objective may be impaired. The staff of the Securities and Exchange Commission has taken the position that over-the-counter options and the assets used as "cover" for over-the-counter options are illiquid securities.


     Each Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     An exchange-listed option may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Fund's portfolio manager believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of each Fund's investment adviser, any of its sub-advisers or the Fund's portfolio manager may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

     Options that are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations also may restrict each Fund's use of options.

     Other risks include disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of a Fund in using the option strategies described above depends, among other things, on the Fund's portfolio manager's ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and the ability of the Fund's portfolio manager to select the proper time, type and duration of the options.

     It is the present intention of each Fund's portfolio manager not to commit greater than 30% of the Fund's net assets to option strategies.


     BORROWING. The Masters 100SM Fund and The Medical Specialists Fund each may borrow from banks for temporary or emergency purposes in an aggregate amount not to exceed 25% of its total assets, and The Technology Plus Fund likewise may borrow up to 33 1/3% of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, The Masters 100SM Fund and The Medical Specialists Fund each will limit its borrowings as described above. Neither The Masters 100SM Fund nor The Medical Specialists Fund purchases additional portfolio securities while its borrowings exceed 5% of its total assets. Each Fund may pledge its assets in connection with borrowings. Please see "Leverage" below regarding The Technology Plus Fund's borrowing to make investments.


     The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of a Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Funds did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, each Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

THE TECHNOLOGY PLUS FUND
The following investments, policies and risks are specific to The Technology Plus Fund:

     DEBT SECURITIES. To collateralize or "cover" its short positions (which may be up to 40% of the Fund's total assets), the Fund will invest in a wide variety of debt securities, including corporate debt securities (including bonds, debentures and notes), U.S. government securities, commercial paper (including variable amount master demand notes), and bank obligations such as certificates of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings associations and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Fund).

     GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. These securities may have different levels of government backing. U.S. Treasury obligations, such as Treasury bills, notes, and bonds are backed by the full faith and credit of the U.S. Treasury. Some U.S. government agency securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S. government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

     VARIABLE- OR FLOATING-RATE SECURITIES. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice, in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

     Variable-rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Fund's portfolio manager determines that at the time of investment other obligations are of comparable quality to the other obligations in which the Fund may invest.

     In addition, each variable- and floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

     OPTIONS. In addition to investments, policies and risks for all of the Funds described in "Options" above, the Fund may invest as follows:

     Purchasing Put and Call Options. The Fund may purchase put and call options to attempt to enhance its return.

     Options On Foreign Securities. The Fund may purchase and sell options on foreign securities if its portfolio manager believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objective. The Fund's portfolio manager expects that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     Special Expiration Price Options. Certain of the Fund may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Fund's portfolio manager believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Fund' profits if the special expiration price options are exercised. The Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with applicable securities laws.

     FUTURES CONTRACTS.

     Index Futures Contracts and Options. The Fund may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures. In order to hedge its investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.


     As an alternative to purchasing and selling call and covered put options on index futures contracts, the Fund which may purchase and sell index futures contracts may purchase and sell call and covered put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."


     The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices that it has purchased. The Fund may also allow such options to expire unexercised.


     Compared to the purchase or sale of futures contracts, the purchase of call or covered put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a covered put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.


     Margin Payments. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS.

     Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Fund intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

     Hedging Risks. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities that are the subject of a hedge. The Fund's portfolio manager will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by the Fund for hedging purposes is also subject to the Fund's portfolio manager's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Fund's portfolio manager still may not result in a successful hedging transaction over a very short time period.

     Other Risks. Fund will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

     INDEXED SECURITIES. The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals, or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

     LEVERAGE. Leverage, the speculative practice of borrowing to make additional investments, magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of the Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create interest expenses for the Fund, which can exceed the investment return from the borrowed Fund. To the extent the investment return derived from securities purchased with borrowed Fund exceeds the interest the Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed Fund is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.

     REVERSE REPURCHASE AGREEMENTS. In connection with its leveraging activities, the Fund may enter into reverse repurchase agreements, in which the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. A reverse repurchase agreement may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

     SHORT SALES. The Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The Fund may take short positions in sponsored ADRs.

     All short sale positions will be fully collateralized in compliance with Regulation T and Section 18 of the 1940 Act. Until the Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus that amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or
(2) otherwise cover the Fund's short position.

     The Fund will set aside in a segregated custodial account an amount of cash, U.S. government securities or other liquid debt securities equal to the excess of the current market value, as calculated on a daily basis, of the securities sold short over the amount of collateral deposited with the broker or other institution in respect of the short sale (not including the proceeds of the short sale). These assets may not be sold while the corresponding short position is open unless they are replaced by similar assets.


     FOREIGN CURRENCY TRANSACTIONS.

     Hedging. The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging."

     There can be no assurance that appropriate foreign currency transactions will be available for the Fund at any time; or that the Fund will enter into such transactions at any time or under any circumstances even if appropriate transactions are available to it.

     When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     The Fund may purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.


     For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter call and covered put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Fund's portfolio manager, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.


     When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

     The  precise  matching  of  the  amounts  of  foreign   currency   exchange
transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange, which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain, which might result from the increase in the value of such currency. The Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.


     Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.


     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade that provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the Fund's portfolio manager believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors that influence exchange rates and investments generally.


     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the inter-bank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the inter-bank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.


     Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


THE MASTERS 100SM FUND

The following investments, policies and risks are specific to The Masters 100
Fund:

     Mareketocracy.com. Under this website's rules (which the publisher affiliate may change from time to time), members, who are individuals from around the world, need not meet any minimum education requirements, work experience, or professional qualifications or standards in order to create and manage model portfolios, i.e., members may range from complete investment amateurs to professional money managers. The publisher affiliate's basic assumption in creating and operating Marketocracy.com is its belief that given sufficiently large numbers of competitive website member-managers and model portfolios, it is statistically more likely than not that the member-managers the very best performing model portfolios will have outperformed most of the approximately 4,000 U.S. professional equity fund managers and their funds during the same periods.

     Model Portfolios Governing Rules. Member-managers must manage their model portfolios in compliance with the laws, rules and regulations generally applicable to real mutual funds. Each member may create and operate up to 10 no-load model portfolios, each seeded with one million fictitious dollars cash. Currently, members may make fictitious investments only in domestic equity securities for which the Website's securities pricing services customarily provide regular pricing information, which currently includes all equity securities traded or listed on major U.S. national or regional exchanges, The NASDAQ System, and the over-the-counter markets, including, subject to the limitations of the Investment Company Act of 1940, as amended (the "Act"), closed-end investment companies and exchange traded funds as well as foreign securities represented by ADRs and international index ETFs. If in the future the Website's pricing services are extended to include major foreign exchanges and over-the-counter markets, members and model portfolios may be allowed to invest in foreign securities other than ADRs and international index ETFs.

     To simulate the operations of real mutual funds, the website's simulation software charges each model portfolio a hypothetical commission of $0.05 per share for each securities trade and charges each a hypothetical management fee at the annual rate of 2.0% (or 200 basis points) of each model portfolio's average annual net assets. The website automatically provides the trading, cash management, portfolio accounting and other support services necessary to operate a real mutual fund portfolio, including the calculation of each model portfolio's daily net asset value and thus, hypothetical simulated performance, all in accordance with mutual fund industry and regulatory standards and requirements. Thus, the website can rank order all of its model portfolios by their respective Virtual Performances over any time period, from one day to many years. The Website's rules may be viewed in their entirety at http://marketocracy.com/rules.html.

Statistical Premise and m100 Risks. Although the Fund's investment adviser agrees with its publisher affiliate's basic assumption, i.e., that it is statistically likely that members managing the 100 best performing model portfolios will outperform the vast majority of the approximately 4,000 U.S. professional equity fund managers and their funds, it also is statistically possible that in actual experience they will not. The ultimate success of the publisher affiliate's statistical assumption is contingent upon the publisher affiliate maintaining sufficiently large numbers of competitive members and model portfolios. Maintaining such numbers depends upon a variety of factors outside the control of the Fund, its investment adviser or its portfolio manager, including the level of commitment of members and the incentives provided them to continue achieving superior simulated investment performances. Also, the success of the Fund's principal strategies depends, at least in part, upon the continued operation of large numbers of member-managers and model portfolio, the continued availability of the m100 subscription service and the continued financial viability of the publisher affiliate and its business. In addition, the strategies used by the member-managers in selecting securities for the m100 model portfolios and the Fund's investment adviser and portfolio manager(s)' strategies choosing securities for the Fund's portfolio may not always be successful.

     Under normal market conditions, at least 65% of each model portfolio's total hypothetical assets must consist of domestic equity securities, primarily common stocks, and in the future perhaps, foreign securities in addition to those already available to model portfolios represented by ADRs and certain international index ETFs.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The Trust has adopted certain fundamental investment restrictions designed to reduce the risk of an investment in each Fund. These restrictions may not be changed with respect to a Fund without the affirmative vote of a majority of the outstanding voting securities of that Fund. Unless otherwise expressly noted, each Fund may not:

1. Underwrite the securities of other issuers, except that each Fund may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, each Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, but with respect to The Masters 100SM Fund and The Technology Plus Fund each may invest in companies that engage in such businesses to the extent authorized by the Board of Trustees.

2.   Purchase or sell real estate or interests in real estate, but each Fund may
     purchase  marketable   securities  of  companies  holding  real  estate  or
     interests in real estate.

3. Purchase or sell commodities or commodity contracts, including futures contracts, except that each Fund may purchase and sell futures contracts to the extent authorized by the Board of Trustees.

4. Make loans to other persons except (a) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of each Fund's total assets, and (b) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of each Fund's total assets.

5. Purchase securities on margin, except (a) each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, and (b) The Technology Plus Fund may purchase securities on margin to the extent authorized by the Board of Trustees.

6. Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of each Fund's total assets (33 1/3% with respect to The Technology Plus Fund) at the time any borrowing is made. While each Fund's borrowings are in excess of 5% of its total assets, each Fund will not purchase portfolio securities, but with respect to The Technology Plus Fund, the Fund may use leverage to the extent authorized by the Board of Trustees.

7. Purchase or sell puts and calls on securities, except (a) that each Fund may purchase and sell puts and calls on stocks and stock indices, and (b) The Technology Plus Fund may purchase or sell puts and calls on securities to the extent authorized by the Board of Trustees.

8. Make short sales of securities, except that The Technology Plus Fund, may make short sales of securities to the extent authorized by the Board of Trustees.

9. Participate on a joint or joint and several basis in any securities trading account.

10.  Purchase  the  securities  of  any  other  investment   company  except  in
     compliance with the 1940 Act.

11. Invest in the securities of any one industry if as a result, more than 25% of each Fund's total assets would be invested in the securities of such industry (except that (a) the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities;
     (b) The Medical Specialists Fund may not invest more than 20% of its total assets in securities in any one industry other than the medical/healthcare industry for which it may invest more than 25% of its total assets in securities of companies, and (c) The Technology Plus Fund may invest more than 25% in securities of companies in technology-related companies. Except during temporary defensive periods, not less than 65% of The Medical Specialists Fund's total assets will be invested in the securities of companies engaged in the medical/healthcare industries.

12. Issue senior securities except that (a) each Fund may borrow money in amounts up to 25% of the value of its total assets, and (b) The Technology Plus Fund may issue senior securities to the extent authorized by the Board of Trustees and disclosed elsewhere in the Prospectus and the Statement of Additional Information and in Investment Restrictions Nos. 5, 6, and 8.

     With respect to the percentages adopted by the Trust as maximum limitations on each Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

     The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer.
The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duties.

     Following is a table listing the Trustees and executive officers of the Trust and their principal occupation over the last five years. The Trustees who are not interested persons of the Trust or the Adviser as that term is defined under the 1940 Act ("Independent Trustees") are listed first.

Independent Trustees


------------------------ --- --------------- ------------------------ ----------- ------------------------

                             Position Term,  Principal Occupation     Number of   Other Trusteeship/
                         Age and length of   during the Past Five     portfolios  Directorship held by
Name and Address             time served     Years                    overseen by Trustee
                                                                      Trustee
------------------------ --- --------------- ------------------------ ----------- ------------------------
William J. Scilacci      79  Trustee since   Retired; Director,             3     Director Bank of Santa
26888 Almaden Court          December 1997   Bank of Santa Clara                  Clara (1973-2000)
Los Altos, CA  94022                         (1973-2000);
                                             President, Bank of
                                             Santa Clara
                                             (1982-1993).
------------------------ --- --------------- ------------------------ ----------- ------------------------
Arthur L. Roth           79  Trustee,        Retired; Director and          3     None
26888 Almaden Court          Chairman of     CEO, Levi Strauss &
Los Altos, CA  94022         Board           Co., a clothing
                                             manufacturer (1949 to
                                             1973); CEO, PharmChem
                                             Laboratories, a national
                                             drug testing firm (1981
                                             to 1987).

------------------------ --- --------------- ------------------------ ----------- ------------------------
Shawn O'Hara             41  Trustee since   President, Junior              3     Director, Junior
26888 Almaden Court          January 2002    Achievement of Bay                   Achievement of Bay
Los Altos, CA  94022                         Area, Inc., a                        Area, Inc. (June 1992
                                             non-profit                           to April 1994)
                                             organization (April
                                             1994 to present); Vice
                                             President, Junior
                                             Achievement of Bay
                                             Area, Inc. (May 1998
                                             to April 1994)
------------------------ --- --------------- ------------------------ ----------- ------------------------

Interested Trustees and Officers
------------------------ --- --------------- ------------------------ ----------- ------------------------
                             Position Term,  Principal Occupation     Number of   Other Trusteeship/
Name and Address         Age and length of   during the Past Five     portfolios  Directorship held by
                             time served     Years                    overseen by Trustee
                                                                      Trustee
------------------------ --- --------------- ------------------------ ----------- ------------------------
*Kendrick W. Kam         42  Trustee,        President, Ingenuity           3     None
26888 Almaden Court          President and   Capital Management LLC
Los Altos, CA  94022         Treasurer since (July 1999 to
                             December 1997   Present); President,
                                             Interactive Research
                                             Advisers, Inc. and
                                             co-portfolio manager
                                             (1993 to 1999).
------------------------ --- --------------- ------------------------ ----------- ------------------------
Stuart R. Brunet         40  Vice President  President,                    N/A    N/A
26888 Almaden Court          since February  Marketocracy Capital
Los Altos, CA  94022         2001            Management LLC
                                             (February 2001 to
                                             Present); Vice President
                                             of Operations, Ingenuity
                                             Capital Management LLC
                                             (2000 to Present); Sales
                                             Trader, Preferred
                                             Capital Markets, a
                                             broker-dealer
                                             in San Francisco,
                                             California (1993 to
                                             2000).
------------------------ --- --------------- ------------------------ ----------- ------------------------
Elaine E. Richards       34  Secretary       Vice President and            N/A    N/A
615 East Michigan Street                     Legal Compliance
Milwaukee, WI  53202                         Administrator, U.S.
                                             Bancorp Fund Services,
                                             LLC (1998 to present);
                                             Associate Attorney,
                                             Reinhart, Boerner, Van
                                             Deuren, Norris &
                                             Rieselbach, S.C.,
                                             Milwaukee, Wisconsin
                                             (1995 to 1998).
------------------------ --- --------------- ------------------------ ----------- ------------------------


* Kendrick W. Kam, as an affiliated person of both Marketocracy Capital Management LLC and Ingenuity Capital Management LLC, the Trust's investment advisers, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act.

Compensation

     For their service as Trustees, the independent Trustees receive a fee of $50 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. However the Trustees' fees are not paid by the Trust or any of the Fund series. The interested Trustees of the Trust receive no compensation for their service as Trustees. The table below details the estimated amount of compensation the Trustees may receive from the Trust for the next fiscal year. None of the executive officers receives compensation from the Trust. The aggregate compensation is provided for the Trust, which is comprised of three portfolios.

------------------- ------------ ------------------- ----------- -------------------
                     Aggregate        Pension or        Annual   Total Compensation
                    Compensation Retirement Benefits   Benefits  from Trust and Fund
                        From      Accrued As Part of     Upon     Complex Paid to
Name and Position       Trust       Trust Expenses    Retirement    Trustees
------------------- ------------ ------------------- ----------- -------------------

Kendrick W. Kam *      None              None           None         None
Arthur L. Roth         $300              None           None         $300
William J. Scilacci    $300              None           None         $300
Shawn O'Hara           None              None           None         None

------------------- ------------ ------------------- ----------- -------------------

*    This  trustee is deemed to be an  interested  person as defined in the 1940
     Act.



Trustee Ownership of Fund Shares

     The following table shows the dollar range of shares beneficially owned by each Trustee in the Fund as of December 31, 2001:

            Key
          A.     $ 1-$10,000
          B. $10,001-$50,000
          C. $50,001-$100,000
          D.   over $100,000


      Dollar Range of Equity Securities Beneficially Owned in the Funds (1)
      ---------------------------------------------------------------------

                                                      Aggregate Dollar Range of
                                                        Equity Securities
                                                    Beneficially Owned in All
                                                      Registered Investment
                             Technology               Companies Overseen by
                     Medical Specialist Masters 100    Trustee in Family of
Name of Trustee       Fund     Fund         Fund      Investment Companies (1)
-------------------- ------- ---------- ----------- ----------------------------
William J. Scilacci,   B       B            B                   B
Independent Trustee

Arthur L. Roth         B      None          B                   B
Independent Trustee

Shawn O'Hara.        None     None         None                None
Independent Trustee

Kendrick W. Kam        C       C            C                   D
Interested Trustee

  ------------------ ------- ---------- ----------- ----------------------------

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

     As of December 31, 2001, none of the Independent Trustees or members of their immediate families owned any securities of the Adviser, Rafferty Capital Markets, Inc. (the "Distributor") or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor. During the two most recently completed calendar years, none of the Independent Trustees or members of their immediate families conducted any transactions (or series of transactions) with the Adviser, Distributor or any affiliate of the Adviser or Distributor in which the amount involved exceeded $60,000.


Board Committees

Audit Committee
     The Fund has an Audit Committee comprised of all the Independent Trustees as follows: Mr. Arthur Roth, Mr. William Scilacci and Ms. Shawn O'Hara. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor's independence. The Audit Committee meets once a year, and if necessary, more frequently. The Audit Committee last met during the Board meeting on August 9,2002.

Nominating Committee
     The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee is comprised of all the Independent Trustees as follows:
Mr. Arthur Roth, Mr. William Scilacci and Ms. Shawn O'Hara. There are no policies in place regarding nominees recommended by shareholders. The Committee last met in a series of meetings in January 2002 to review the qualification of Ms. Shawn O'Hara and recommended her election to the Board on February 8, 2002.


Valuation Committee
     The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available. The Valuation Committee had no reason to meet during the fiscal year ended June 2002. Mr. William Scilacci and Mr. Arthur Roth are members of the Valuation Committee.

Control Persons, Principal Holders of Securities and Management Ownership. The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of each Fund as of September 30, 2002. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

The Medical Specialist Fund


------------------------------------- --------------------- --------------------
Name and Address                          % Ownership       Type of Ownership
------------------------------------- --------------------- --------------------
Charles Schwab & Co.
Special Custody Account
For the Benefit of Customers                 46.6%                   Record
101 Montgomery Street
San Francisco, CA 94104-4122

------------------------------------- --------------------- --------------------
National Financial Services Corp.
1 World Financial Center                     19.9%                   Record
200 Liberty St. #5
New York, NY 10281-1003

------------------------------------- --------------------- --------------------
National Investors Services Corp.
For the Exclusive Benefit of our              6.3%                   Record
Customers
55 Water Street Floor 32
New York, NY 10041-3299

------------------------------------- --------------------- --------------------
Kenneth & Elizabeth Favaro                   5.20%                 Beneficial
11 Fordal Road
Bronsville, NY  10708
------------------------------------- --------------------- --------------------

The Masters 100 Fund
------------------------------------- --------------------- --------------------
Name and Address                          % Ownership       Type of Ownership
------------------------------------- --------------------- --------------------
Charles Schwab & Co.
Special Custody Account
For the Benefit of Customers                 57.4%                   Record
101 Montgomery Street
San Francisco, CA 94104-4122

------------------------------------- --------------------- --------------------
National Financial Services Corp.
1 World Financial Center                     15.3%                   Record
200 Liberty St. #5
New York, NY 10281-1003
------------------------------------- --------------------- --------------------
Kendrick Kam                                 7.90%                   Record
26888 Almaden Court
Los Altos, CA  94022
------------------------------------- --------------------- --------------------

The Technology Plus Fund
------------------------------------- --------------------- --------------------
Name and Address                          % Ownership       Type of Ownership
------------------------------------- --------------------- --------------------
Charles Schwab & Co.
Special Custody Account
For the Benefit of Customers                 24.2%                   Record
101 Montgomery Street
San Francisco, CA 94104-4122

------------------------------------- --------------------- --------------------
National Financial Services Corp.
1 World Financial Center                     25.9%                   Record
200 Liberty St. #5
New York, NY 10281-1003

------------------------------------- --------------------- --------------------
National Investors Services
55 Water Street, Floor 32                     9.1%                   Record
New York, NY  10041
------------------------------------- --------------------- --------------------

Management Ownership

As of June 30, 2002, the Trustees, as a group owned the following percentages in each of the other Funds as shown below:

------------------------------------- --------------------------------
          Name of the Fund              Percentage of Fund owned by
                                                 Trustees
------------------------------------- --------------------------------
The Medical Specialists Fund                       1.07%
The Technology Plus Fund                           6.90%
The Masters 100SM Fund                             8.20%

INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------


     Marketocracy Capital Management LLC. The Trust retains Marketocracy Capital Management LLC, a Delaware limited liability company ("MCM") that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), to manage the investments of Fund, The Masters 100SM Fund and The Technology Plus Fund. MCM is located at 26888 Almaden Court, Los Altos, California, 94022. Kendrick W. Kam has served as the Chairman of MCM since its formation in June 2000 and as a Trustee of the Trust since 1999.


     MCM has no other assets under management besides The Masters 100SM Fund and The Technology Plus Fund. MCM is a wholly-owned subsidiary of Marketocracy Inc., a Delaware limited liability company ("Parent"). Parent's principal business is operating a World Wide Web Internet site (the "Site"). Members of the Site manage one or more model mutual fund portfolios, all at no cost, and establish verifiable long-term performance records. Parent plans to use the Site to identify potential portfolio managers for one or more series of the Trust. Mr. Kam and Bruce L. Horn, Parent's Chief Technical Officer, together currently own a majority of Parent's outstanding voting securities.

     From 1999 to the present, Mr. Kam has been President of both Parent and Ingenuity Capital Management LLC ("ICM"), an investment adviser. From 1994 until 1999, Mr. Kam served as a portfolio manager for certain technology and medical related mutual funds of the Firsthand Funds. Prior to 1994, Mr. Kam was co-founder and Vice President of Marketing and Finance for Novoste Puerto Rico, Inc., a medical device company headquartered in Aguadilla, Puerto Rico.

     With the approval of the Trust and subject to the supervision of its Board of Trustees, MCM, at its own and not the Fund's expense, retains Skye Investment Advisors LLC ("SIA"), to act as an investment sub-adviser to MCM with respect to the investments of The Technology Plus Fund, including SIA providing Paul L. McEntire, to serve as a portfolio manager for such Fund. SIA is located at 985 University Avenue, Suite 26, Los Gatos, California, 95032. Mr. McEntire has been Chairman and Managing Member of SIA since 1996. SIA and its predecessor companies have been advising clients since 1985. SIA manages accounts for other individual and institutional clients, including the Bearguard Fund, a mutual fund whose principal investment strategy is short selling common stocks.

     Ingenuity Capital Management LLC. The Trust retains ICM to manage the investments of The Medical Specialists Fund. ICM, which is registered as an investment adviser under the Advisers Act, is located at 26888 Almaden Court, Los Altos, California, 94022. Mr. Kam has served as the President of ICM since its formation in 1999. Mr. Kam has served as portfolio manager of this Fund ever since its inception as a series of Firsthand Funds. ICM has no other assets under management besides The Medical Specialists Fund.


     Investment Advisory and Management Agreements and Fees. Under the terms of the Investment Advisory and Management Agreement (each an "Advisory Agreement") between the Trust, on behalf of each Fund, and the Fund's investment adviser, MCM or ICM, the Fund's investment adviser (i) manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective, (ii) provides all statistical, economic and financial information reasonably  required  by  the  Fund  and  reasonably  available  to  the  Fund's investment adviser, (iii) provides the Custodian of the Fund's securities on each business day with a list of trades for that day, and (iv) provides persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust. MCM's Advisory Agreement with respect to The Technology Plus Fund, authorizes MCM to delegate any or all of MCM's portfolio management responsibilities under such Agreement, subject to the approval of the Trust and subject to compliance with applicable law.

     Pursuant to each Fund's Advisory Agreement, the Fund pays to the Fund's investment adviser, on a monthly basis, an advisory fee at an annual rate of 1.50% of its average daily net assets. Each Advisory Agreement requires the Fund's investment adviser to waive its management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit each Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion, provided, however, that with respect to The Technology Plus, MCM's obligation does not extend to the Fund's expenses, estimated to be 0.25% of such assets, of holding or carrying a Fund's securities, including without limitation expenses of dividends on stock borrowed to cover a short sale or interest, fees or other charges incurred in connection with any leverage and related borrowings. The dollar amounts of fees earned by and paid to the Advisers over the past three fiscal years are shown below.


 ICM Advisory Fees Earned and Paid

For the fiscal period ended:    June 30, 2002  June 30, 2001   June 30,2000(1)

The Medical Specialists Fund     $300,596        $504,832         $317,194

(1) On March 15, 2000, The Medical Specialists Fund changed its fiscal year end from December 31 to June 30.


(2) An advisory fee was not collected for the time period of September 9, 1999 through October 10, 1999 due to the conversion of ICM from Interactive Research Advisors Inc.

                        MCM Advisory Fees Earned and Paid


                              June 30, 2002  June 30, 2001     June 30, 2000

The Technology Plus Fund(3)      $10,645        $2,667              N/A
Masters 100SM Fund(4)            $34,015          N/A               N/A

(3)  The Fund commenced operations on December 29, 2000.
(4)  The Fund commenced operations on November 5, 2001.



     By its terms, each Advisory Agreement remains in force from year to year, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. Each Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the investment adviser. Each Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.


     Sub-Advisory Agreement and Fees. Under the terms of the Sub-Advisory Agreement ( the "Sub-Advisory Agreement") between the MCM with respect to The Technology Plus Fund, SIA (the "Sub-Adviser"), MCM has delegated a portion of its portfolio management responsibilities under the Fund's Advisory Agreement to the Fund's Sub-Adviser to (i) manage, together with such other MCM portfolio managers as MCM appoints from time to time, the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective,
(ii) provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Fund's investment adviser,
(iii) provides the Custodian of the Fund's securities on each business day with a list of trades for that day, and (iv) provides, with respect to The Technology Plus Fund, Mr. McEntire, to serve as a portfolio manager of the Fund.

     Pursuant to the Sub-Advisory Agreement, MCM pays to the Fund's Sub-Adviser, on a monthly basis, an advisory fee at an annual rate of (i) 0.50% of its average daily net assets with respect which, in the case of The Technology Plus Fund, Mr. McEntire, serves as the sole portfolio manager, and (ii) 0.20% of its average daily net assets with respect which, in the case of The Technology Plus Fund, Mr. McEntire, does not serve as the sole portfolio manager.

     By its terms, the Sub-Advisory Agreement remains in force from year to year, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Sub-Advisory Agreement may be terminated at any time, on written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by MCM, and may be terminated by the Sub-Adviser following the third anniversary of its initial effectiveness upon ninety (90) days written notice to MCM and the Trust. The Sub-Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     In renewing the Advisory Agreements and Sub-Advisory Agreement on behalf of each Fund, at a meeting of the Board of Trustees on November 19, 2001, the Board of Trustees, including the Independent Trustees, took into consideration, among other things:

(a) the nature and quality of the services provided by the Fund's investment advise;
(b)  the appropriateness of the fees paid by the Fund to the investment adviser;
(c)  the level of Fund expenses;
(d) the reasonableness of the potential profitability of the Advisory Agreement to the investment adviser;
(e)  the performance of the Fund during the past fiscal year; and
(f)  the nature of the Fund's investments.

     Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that each investment adviser's brokerage practices were reasonably efficient.

     In considering whether to renew the Advisory Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. Based on their evaluation of all material factors discussed above the Trustees and Independent Trustees concluded that the advisory agreement was fair, reasonable and in the best interest of shareholders, and that it should be renewed and approved.


     Administration Agreements and Fees. The Board of Trustees of the Trust has approved an Administration Agreement for The Technology Plus Fund with MCM, and for The Medical Specialists Fund with ICM, each in its capacity as a fund administrator and not as an investment adviser (each an "Administrator"), wherein the Fund's Administrator is responsible for the provision of administrative and supervisory services to the Fund. Each Fund's Administrator, at its expense, supplies the Trustees and the officers of the Trust with all statistical information and reports reasonably required by it and reasonably available to the Administrator. Each Fund's Administrator shall oversee the maintenance of all books and records with respect to the Fund's security transactions and the Fund's books of account in accordance with all applicable federal and state laws and regulations. Each Fund's Administrator arranges for the preservation of the records required to be maintained by the 1940 Act.

     Pursuant to the Administration Agreement, the Fund will pay to each Fund's Administrator, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. From this compensation, each Fund's Administrator pays all expenses of the Fund other than fees for the Fund's investment adviser.

     The Administration Agreement may be terminated by the Trust at any time, on 60 days' notice to the investment adviser, without penalty either (a) by vote of the Board of Trustees of the Trust, or (b) by vote of a majority of the outstanding voting securities of a Fund. It may be terminated at any time by the Fund's investment adviser on 60 days' written notice to the Trust.

     Over the past three fiscal years, the Funds have paid the following amounts in administrative fees:

                         Administrative Fees Paid to ICM


For the fiscal  period ended:   June 30, 2002  June 30, 2001    June 30, 2000(1)
The Medical  Specialists Fund     $90,179      $151,450            $95,158


(1) On March 15, 2000, The Medical Specialists Fund changed its fiscal year end from December 31 to June 30.


                         Administrative Fees Paid to MCM


                               June 30, 2002    June 30, 2001    June 30, 2000
The Technology Plus Fund(2)       $3,194            $800              N/A
Masters 100SM Fund(3)             $10,205            N/A              N/A

(2)  The Fund commenced operations on December 29, 2000.
(3)  The Fund commenced operations on November 5, 2001.


Code of Ethics

     The Boards of the Fund and the Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds. These Codes of Ethics include reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Anti-Money Laundering Program

     The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

     As a result of the Program, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.



THE UNDERWRITER
--------------------------------------------------------------------------------

     Rafferty Capital Markets, Inc. (the "Underwriter"), 1311 Mamaroneck Ave, White Plains, New York 10605, serves as principal underwriter for the Trust pursuant to an Underwriting Agreement. No affiliated persons of the Trust are affiliated persons of the Underwriter. Shares are sold on a continuous basis by the Underwriter. The Underwriter has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obliged to sell any particular amount of shares. The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Underwriter by vote cast in person at a meeting called for the purpose of voting on such approval.

     The Underwriting Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days' written notice to the Underwriter, or by the Underwriter at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Underwriting Agreement will automatically terminate in the event of its assignment.

SECURITIES TRANSACTIONS
--------------------------------------------------------------------------------

     The Funds' respective investment adviser (or sub-adviser) furnishes advice and recommendations with respect to that Fund's portfolio decisions and, subject to the supervision of the Board of Trustees of the Trust, determines the broker to be used in each specific transaction. In executing a Fund's portfolio transactions, the Fund's investment adviser (or sub-adviser) seeks to obtain the best net results for that Fund, taking into account such factors as the overall net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction where a large block is involved, the known practices of brokers and the availability to execute possibly difficult transactions in the future and the financial strength and stability of the broker. While the Fund's investment adviser (or sub-adviser) generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available.

     The Fund's investment adviser (or sub-adviser) may direct the Fund's portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the amount of commissions in effecting the transactions is reasonable in relationship to the value of the investment information provided by those persons or firms. Such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the investment adviser (or sub-adviser) in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Fund may be used in managing the investment adviser's other investment accounts.

     The Funds may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Funds may also purchase listed securities through the "third market" (i.e., otherwise than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Funds' respective investment adviser will seek to deal with primary market makers and to execute transactions on the Fund's own behalf, except in those circumstances where, in the opinion of the investment adviser, better prices and executions may be available elsewhere. The Funds do not allocate brokerage business in return for sales of Fund shares.

     Neither the investment adviser, sub-advisers, nor any affiliated persons thereof will participate in commissions paid by the Funds to brokers or dealers or will receive any reciprocal business, directly or indirectly, as a result of such commissions.

     The Board of Trustees periodically reviews the allocation of brokerage orders to monitor the operation of these policies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

     Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period.

     Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Fund's portfolio manager believes that portfolio changes are appropriate.

     If the Funds' respective investment adviser (or sub-adviser) engages in active trading of its portfolio securities to achieve its investment goals, it could result in the Fund experiencing a high turnover rate (100% or more). High turnover rates lead to increase loss, could cause you to pay higher taxes and could negatively affect a Fund's performance. The table below shows the Funds' turnover rates for the past two fiscal years.


                            Portfolio Turnover Rates
                            For the Fiscal Year Ended

FUND                                June 30, 2002     June 30, 2001
---------------------------------- ----------------- -----------------
The Medical Specialists Fund             17%               27%
---------------------------------- ----------------- -----------------
The Technology Plus Fund                 77%               25%
---------------------------------- ----------------- -----------------
The Masters 100SM Fund(1)                141%              N/A
---------------------------------- ----------------- -----------------
 (1)  The Fund commenced operations on November 5, 2001.



PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

CALCULATION OF SHARE PRICE

     The share price (net asset value) of the shares of each of the Funds is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

     In valuing the Funds' assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Funds' respective investment adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the investment adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Funds, including restricted securities and securities that are not readily marketable, are valued in such manner as the investment adviser under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.


     The portfolio securities in which the Funds invest fluctuate in value, and hence the net asset value per share of the Funds also fluctuate. Below is an illustration of how the net asset values per share for each Fund were calculated on June 30, 2002:


The Medical Specialists Fund
-----------------------------------------------------------

       Net Assets
   ------------------     =     Net Asset Value per Share
   Shares Outstanding

      $12,165,004
      -----------         =     $7.80
       1,559,075

The Masters 100 Fund
-----------------------------------------------------------

       Net Assets
   ------------------     =  Net Asset Value per Share
   Shares Outstanding

       $7,455,729
       -----------        =  $10.63
        701,353

The Technology Plus Fund
-----------------------------------------------------------

       Net Assets
   ------------------     =     Net Asset Value per Share
   Shares Outstanding

       $1,207,999
       ----------         =     $8.79
        137,393


PURCHASE OF SHARES

     Orders for shares received by the Trust in good order prior to the close of business on the New York Stock Exchange (the "Exchange") on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the Exchange. Orders received in good order after the close of the Exchange, or on a day it is not open for trading, are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share.

     Good order means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment status, (4) your check payable to "Marketocracy Funds."

REDEMPTION OF SHARES

     The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven calendar days after a shareholder's redemption request made in accordance with the procedures set forth in the Prospectus, except for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of security holders of the Fund.

     The Trust will redeem all or any portion of a shareholder's shares of a Fund when requested in accordance with the procedures set forth in the "How to Redeem Shares" section of the Prospectus.

REDEMPTION IN KIND

     Payment of the net redemption proceeds may be made either in cash or in portfolio securities (selected in the discretion of the Fund's investment adviser under supervision of the Board of Trustees and taken at their value used in determining the net asset value), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Funds will effect a redemption in portfolio securities only if the particular shareholder of record is redeeming more than $250,000 or 1% of net assets, whichever is less, during any 90-day period. The Trust expects, however, that the amount of a redemption request would have to be significantly greater than $250,000 or 1% of net assets before a redemption wholly or partly in portfolio securities would be made.

TAXES
--------------------------------------------------------------------------------

     Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividend, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to their business of investing in such stock, securities or currencies;
(b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets are represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the Funds control and which are engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

     As regulated investment companies, the Funds will not be subject to U.S. federal income tax on their investment company taxable income and net capital gains (any long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers available from the eight prior years), if any, that it distributes to shareholders. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (with adjustment) for the calendar year and (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the 12 month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. In order to avoid application of the excise tax, each Fund intends to make distributions in accordance with these distribution requirements.

     In view of each Fund's investment policies, it is expected that dividends received from domestic and certain foreign corporations will be part of a Fund's gross income. Distributions by the Funds of such dividends to corporate shareholders may be eligible for the "70% dividends received" deduction, subject to the holding period and debt-financing limitations of the Code. However, the portion of each Fund's gross income attributable to dividends received from qualifying corporations is largely dependent on its investment activities for a particular year and therefore cannot be predicted with certainty. In addition, for purposes of the dividends received deduction available to corporations, a capital gain dividend received from a regulated investment company is not treated as a dividend. Corporate shareholders should be aware that availability of the dividends received deduction is subject to certain restrictions. For example, the deduction is not available if Fund shares are deemed to have been held for less than 46 days (within the 90-day period that begins 45 days before the ex-dividend date and ends 45 days after the ex-dividend date) and is reduced to the extent such shares are treated as debt-financed under the Code. Dividends, including the portions thereof qualifying for the dividends received deduction, are includable in the tax base on which the federal alternative minimum tax is computed. Dividends of sufficient aggregate amount received during a prescribed period of time and qualifying for the dividends received deduction may be treated as "extraordinary dividends" under the Code, resulting in a reduction in a corporate shareholder's federal tax basis in its Fund shares.

     Each Fund may invest as much as 15% of its net assets in securities of foreign companies and may therefore be liable for foreign withholding and other taxes, which will reduce the amount available for distribution to shareholders. Tax conventions between the United States and various other countries may reduce or eliminate such taxes. A foreign tax credit or deduction is generally allowed for foreign taxes paid or deemed to be paid. A regulated investment company may elect to have the foreign tax credit or deduction claimed by the shareholders rather than the company if certain requirements are met, including the requirement that more than 50% of the value of the company's total assets at the end of the taxable year consist of securities in foreign corporations. Because the Funds do not anticipate investment in securities of foreign corporations to this extent, the Funds will likely not be able to make this election and foreign tax credits will be allowed only to reduce each Fund's tax liability, if any.

     Under the Code, upon disposition of certain securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the securities and the date of disposition are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income.

     Any dividend or distribution received shortly after a share purchase will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution is fully taxable. Accordingly, prior to purchasing shares of the Fund, an investor should carefully consider the amount of dividends or capital gains distributions that are expected to be or have been announced.

     Generally, the Code's rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, redemption or repurchase of shares of a Fund that are held by the shareholder as capital assets. However, if a shareholder sells shares of a Fund which the shareholder has held for less than six months and on which the shareholder has received distributions of capital gains, any loss on the sale or exchange of such shares must be treated as long-term capital loss to the extent of such distributions. Any loss realized on the sale of shares of a Fund will be disallowed by the "wash sale" rules to the extent the shares sold are replaced (including through the receipt of additional shares through reinvested dividends) within a period of time beginning 30 days before and ending 30 days after the shares are sold. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Trust is required to withhold and remit to the U.S. Treasury a portion of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

     Provided that each Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if all of its income is distributed to shareholders for each taxable year. Shareholders, however, may be liable for state and local income taxes on distributions from the Funds.

     The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

HISTORICAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


Average Annual Total Returns (Before Taxes)

     Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                 P(1 + T)n = ERV

Where:  P  = a hypothetical initial payment of $1,000
        T  = the average annual total return
        n  = the number of years and
        ERV= the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     All total return figures  reflect the deduction of a proportional  share of
Fund  expenses  on  an  annual   basis,   and  assume  that  all  dividends  and
distributions are reinvested when paid.

     Performance information for the Funds reflects only the performance of a hypothetical investment in the Fund during the period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolio and the market conditions during the relevant period and should not be considered as a representation of results that may be achieved in the future.

     The average annual total return before taxes for the following periods ended June 30, 2002 were:



------------------------------------------------ ------------ ------------------

Average annual total returns ended June 30, 2002 1 Year       Since inception
                                                              (inception date)
------------------------------------------------ ------------ ------------------
The Medical Specialists Fund                         -38.73%       -4.26%(1)

The Technology Plus Fund                             -15.32%       -7.34%(2)

The Masters 100SM Fund                                N/A           6.30%(3)

             (1)  The Fund commenced operations on December 10, 1997.
             (2)  The Fund commenced operations on December 29, 2000.
             (3)  The Fund commenced operations on November 5, 2001.

     The foregoing information should be considered in light of each Fund's investment objectives and policies, as well as the risks incurred in the Fund's investment practices. Future results will be affected by the future composition of a Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

Average Annual Total Return (after Taxes on Distributions)

     The Funds' quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                P(1 + T)n = ATVD

Where:P     = a hypothetical initial payment of $1,000
      T     = the average annual total return
      n     = the number of years and
      ATVD = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution, not after taxes on redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The average annual total return after taxes on distributions for the following periods ended June 30, 2002 were:

------------------------------------------------ ------------ ------------------
Average annual total returns ended June 30, 2002 1 Year       Since inception
                                                              (inception date)
------------------------------------------------ ------------ ------------------
The Medical Specialists Fund                       -38.73%         -4.58%(1)

The Technology Plus Fund                           -15.89%         -7.77%(2)

The Masters 100 Fund                                 N/A            N/A(3)

             (1)  The Fund commenced operations on December 10, 1997.
             (2)  The Fund commenced operations on December 29, 2000.
             (3)  The Fund commenced operations on November 5, 2001.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

     The Funds' quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                P(1 + T)n = ATVDR

Where:   P     = a hypothetical initial payment of $1,000
         T     = the average annual total return
         n     = the number of years and
         ATVDR = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution and redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

------------------------------------------------ ------------ ------------------
Average annual total returns ended June 30, 2002 1 Year       Since inception
                                                              (inception date)
------------------------------------------------ ------------ ------------------
The Medical Specialists Fund                       -23.78%         -3.36%(1)
------------------------------------------------
The Technology Plus Fund                           -9.45%          -6.06%(2)
The Masters 100 Fund                                 N/A            N/A(3)

             (1)  The Fund commenced operations on December 10, 1997.
             (2)  The Fund commenced operations on December 29, 2000.
             (3)  The Fund commenced operations on November 5, 2001.


     The Fund may also advertise total return (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance of the Fund(s).

     To help investors better evaluate how an investment in the Funds might satisfy their investment objective, advertisements regarding the Funds may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in any appropriate category published by Lipper Analytical Services, Inc. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index and the Value Line Composite Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange. The Russell 2000 Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market). The NASDAQ Composite Index is an unmanaged index which averages the trading prices of more than 3,000 domestic over-the-counter companies. The Value Line Composite Index is an unmanaged index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

CUSTODIAN
--------------------------------------------------------------------------------


     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, has been retained to act as Custodian for the Funds' investments. U.S. Bank, N.A. acts as each Fund's depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.


LEGAL COUNSEL AND AUDITORS
--------------------------------------------------------------------------------

     The law offices of Roy W. Adams, Attorney At Law, 1024 Country Club Drive, Suite 135, Moraga, California, 94556, act as legal counsel for the Trust.

     The firm of Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania, 19103, has been selected as independent auditors for the Trust.

SERVICE PROVIDERS
--------------------------------------------------------------------------------


     U.S. Bancorp Fund Services, LLC ("U.S. Bancorp"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, is retained by the investment advisers to maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares and act as dividend and distribution disbursing agent. U.S. Bancorp also provides administrative services to the Funds, calculates daily net asset value per share and maintains such books and records as are necessary to enable U.S. Bancorp to perform its duties. For the performance of these services, the investment advisers (not the Funds) pay U.S. Bancorp a fee for administrative services. In addition, the investment advisers reimburse U.S. Bancorp for out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services.

     U.S. Bancorp is an indirect wholly-owned subsidiary of U.S. Bank, N.A., a corporation principally engaged in the business of commercial banking.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         The audited financial statements for Funds are incorporated by reference to the Fund's Annual Report for the fiscal period ended June 30, 2002 as filed with the SEC.



APPENDIX A
--------------------------------------------------------------------------------


QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

     THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR CORPORATE BONDS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

     Moody's


     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Standard & Poor's

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR PREFERRED STOCKS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

     Moody's

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.


     Standard & Poor's

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.